As filed with the Securities and Exchange Commission on December 11, 2007

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Registration No. 33-02659

Pre-Effective Amendment No.

Post-Effective Amendment No. 88

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04556

Amendment No. 89

TRANSAMERICA IDEX MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.
☒	On March 1, 2008 pursuant to paragraph (a) (2) of Rule 485.
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the Registration Statement of Transamerica IDEX Mutual Funds relates only to Transamerica Schroders International Small Cap. The prospectuses and statements of additional information for the other series of Transamerica IDEX Mutual Funds, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

PROSPECTUS

TRANSAMERICA FUNDS

(formerly, Transamerica IDEX Mutual Funds)

TRANSAMERICA SCHRODERS INTERNATIONAL SMALL CAP

CLASS I SHARES

March 1, 2008

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.

Any representation to the contrary is a criminal offense.

Not insured by FDIC or any federal government agency.	May lose value.	Not a deposit of or guaranteed by any bank, bank affiliate, or credit union.

-i-

TRANSAMERICA FUNDS

Transamerica Funds consists of several individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. This prospectus offers only Class I shares of Transamerica Schroders International Small Cap (the “fund”). Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI).

In addition, we suggest you contact your financial professional or a Transamerica Funds’ customer service representative, who will assist you.

PLEASE NOTE: This prospectus includes Class I shares only. Class I shares of the fund are currently primarily offered for investment in certain affiliated fund of funds (“strategic asset allocation funds”). Class I shares may be made available to other investors in the future, including institutional investors such as non-U.S. insurers, domestic insurance companies, and their separate accounts.

TO HELP YOU UNDERSTAND

In this prospectus, you’ll see references like the ones below. These references let you know at a glance the subject of the nearby paragraphs. The references serve as tools for your convenience as you read this prospectus.

OBJECTIVE

What is the fund’s investment objective? Learn about your fund’s goal or objective.

PRINCIPAL STRATEGIES AND POLICIES

How does the fund go about trying to meet its goal? Read about the types of investments the fund contains and what style of investment philosophy it employs.

PRINCIPAL RISKS

What are the specific risks for an investor in the fund? Find out what types of risks are associated with the fund.

PAST PERFORMANCE

What is the investment performance of the fund?

FEES AND EXPENSES

How much does it cost to invest in the fund? Learn about the fund’s fees and expenses.

ADDITIONAL INFORMATION

Who manages the fund and how much are they paid? See information about the fund’s advisers, as well as the fees paid to them.

An investment in a series of Transamerica Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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TRANSAMERICA SCHRODERS INTERNATIONAL SMALL CAP

SUMMARY OF RISKS AND RETURNS

OBJECTIVE

Transamerica Schroders International Small Cap seeks to provide long-term capital appreciation.

PRINCIPAL STRATEGIES AND POLICIES

The fund invests primarily in the equity securities of smaller companies located outside the United States. Schroder Investment Management North America Inc. (Schroders), sub-adviser to the fund, normally invests at least 80% of the fund’s net assets, plus any borrowings for investment purposes, in small-capitalization companies (generally those with market capitalizations, based on the number of shares readily available in the market, of $4 billion or less at the time of investment) that it believes offer the potential for capital appreciation.

Schroders employs a fundamental investment approach that considers macroeconomic factors while focusing primarily on company-specific factors. These company-specific factors include the company’s potential for long-term growth, financial condition, quality of management, and sensitivity to cyclical factors, as well as the relative value of the company’s securities compared with those of other companies and the market as a whole. In selecting investments for the fund, Schroders considers, among other things, whether a company is likely to have above-average earnings growth, whether its securities are attractively valued, and whether the company has any proprietary advantages. Schroders generally sells a security when its market price approaches the sub-adviser’s estimate of fair value or when the sub-adviser identifies a significantly more attractive investment candidate.

The fund generally emphasizes developed markets in Europe and the Pacific, with a limited allocation to emerging markets. Stocks of emerging-markets countries can be substantially more volatile and substantially less liquid than those of both U.S. and more developed foreign markets.

The fund invests in companies that are smaller and less well-known than larger, more widely held companies. Small companies tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or they may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared with larger companies, and it may take longer for the prices of these securities to reflect the full value of their issuers’ earnings potential or assets.

It is important to note that market capitalization ranges change over time, and interpretations of size vary. Therefore, there is no standard definition of “small-cap” and definitions may change over time.

Besides investing in stocks of foreign companies, the fund may make other kinds of investments to achieve its objective.

The fund may invest in preferred stocks and closed-end investment companies that invest primarily in foreign securities. The fund may also invest in convertible securities and warrants.

The fund may invest, to a limited extent, in derivatives. Investments in derivatives may subject the fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The fund will not use derivatives for speculation or for the purpose of leveraging, or magnifying, investment returns.

The fund may enter into forward foreign currency exchange contracts, which are a type of derivative contracts.

The fund may temporarily depart from its normal investment policies, for instance, by allocating substantial assets to cash investments in response to extraordinary market, economic, political, or other conditions. In doing so, the fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective.

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TRANSAMERICA SCHRODERS INTERNATIONAL SMALL CAP

PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

•	Market

The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

•	Foreign Securities

Investments in foreign securities including American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs) involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include, without limitation:

•	changes in currency values

•	currency speculation

•	currency trading costs

•	different accounting and reporting practices

•	less information available to the public

•	less (or different) regulation of securities markets

•	more complex business negotiations

•	less liquidity

•	more fluctuations in prices

•	delays in settling foreign securities transactions

•	higher costs for holding shares (custodial fees)

•	higher transaction costs

•	vulnerability to seizure and taxes

•	political instability and small markets

•	different market trading days

•	Emerging Markets

Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

•	Smaller Companies

Smaller companies involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

•	Investment Style

Returns from foreign small-capitalization growth stocks may trail returns from the overall stock market. Historically, foreign small cap stocks have been more volatile in price than the large cap stocks that dominate the overall market, and they often perform quite differently.

•	Country/Regional

Local events, such as political upheaval, financial troubles, or natural disasters may weaken a country’s or a region’s securities markets. Because the fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

•	Currency

When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund’s investments in foreign currency denominated securities may reduce the returns of the fund.

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TRANSAMERICA SCHRODERS INTERNATIONAL SMALL CAP

•	Liquidity

Liquidity risk exists when particular investments are difficult to purchase or sell. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•	Selection

Selection risk is the risk that poor security selection will cause the fund to underperform relevant benchmarks or other funds with similar investment objectives.

•	Stocks

While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

•	Growth Stocks

Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

•	Derivatives

The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

You may lose money if you invest in this fund.

These and other risks are also described in the section entitled “Explanation of Strategies and Risks,” in Appendix A of this prospectus.

Disclosure of Portfolio Holdings

A detailed description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericafunds.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months, or as otherwise consistent with applicable regulations.

Investor Profile

This fund may be appropriate for the investor who seek long-term capital growth and can tolerate risks associated with small-cap stocks and foreign investing.

PAST PERFORMANCE

No performance is shown for the fund as it had not commenced operations prior to the date of this prospectus. Performance information for the fund will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

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TRANSAMERICA SCHRODERS INTERNATIONAL SMALL CAP

FEES AND EXPENSES

There are no sales charges (load) or other transaction fees. Class I shares of this fund are offered for investment by strategic asset allocation funds and certain institutional investors only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that are deducted from fund assets, expressed as a % of average daily net assets)(a)	Class I Shares
Management fees	1.07%
Distribution and service (12b-1) fees	N/A
Other expenses	0.20%
Total annual fund operating expenses	1.27%
Expense reduction(b)	0.00%
Net operating expenses	1.27%

(a)	Annual fund operating expenses are based on estimates.
(b)	Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2009 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.27% of average daily net assets (excluding certain extraordinary expenses). TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.27% of average daily net assets (excluding certain extraordinary expenses).

EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

Share Class	1 year	3 years
I	$129	$403

ADDITIONAL INFORMATION

Management

Investment Adviser:

Transamerica Asset Management, Inc. (“TAM”)

(formerly, Transamerica Fund Advisors, Inc.) 570 Carillon Parkway

St. Petersburg, FL 33716-1202

For additional information about TAM, see the section entitled “Shareholder Information – Investment Adviser” of this prospectus.

Advisory Fee:

TAM receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rates (expressed as a specified percentage of the fund’s average daily net assets):

Average Daily Net Assets:

First $300 million	1.07%
Over $300 million	1.00%

Sub-Adviser:

Schroder Investment Management North America Inc.

875 Third Avenue, 22nd Floor

New York, NY 10022- 6225

Schroder Investment Management North America Limited, an affiliate of Schroders, 31 Gresham Street, London EC2V 7QA, England, serves as the sub-sub-adviser for the fund and is responsible for day-to-day management of the fund’s assets.

Sub-Advisory Fee:

The sub-adviser receives compensation, calculated daily and paid monthly, from TAM at the indicated annual rates (expressed as a specified percentage of the fund’s average daily net assets):

Average Daily Net Assets:

First $300 million	0.60%
Over $300 million	0.55%

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TRANSAMERICA SCHRODERS INTERNATIONAL SMALL CAP

Portfolio Manager:

The portfolio manager primarily responsible for the day-to-day management of the fund is Matthew Dobbs, who chairs the Schroder International Smallcap Investment Committee. The Investment Committee has overall responsibility for the management of the fund.

The Committee, composed of small cap specialists, determines the country allocation of the fund, while stock selection is primarily the responsibility of senior regional small cap portfolio managers.

Matthew Dobbs, who joined Schroders in 1981, is the Head of Global Small Cap Equities for Schroders plc and Schroder Investment Management North America Limited and a member of the Global/EAFE equity team. Following four years in research, Mr. Dobbs has been involved in both global and specialized Pacific Basin portfolio management. He took overall responsibility for the International Small Cap team in February 2000. Prior to that, Mr. Dobbs was the Pacific ex Japan small cap specialist, and has held a small cap role since 1996.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the fund.

A discussion regarding the basis of Transamerica Funds’ Board of Trustees’ approval of the fund’s advisory arrangements will be available in Transamerica Funds’ semi-annual report for the fiscal period April 30, 2008.

FINANCIAL HIGHLIGHTS

Financial Highlights for the fund are not included in this prospectus because the fund had not commenced operations prior to the date of this prospectus.

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SECTION B – SHAREHOLDER INFORMATION

REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting TAM, the investment adviser for Transamerica Funds and certain affiliates and former employees of TAM, the Securities and Exchange Commission (SEC) staff has indicated that it is likely to take some action against TAM and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TAM and/or its affiliates is difficult to assess at the present time, the fund currently believes that the likelihood that it will have a material adverse impact on it is remote. It is important to note that the fund is not aware of any allegation of wrongdoing against it and its board at the time this prospectus is printed. Although it is not anticipated that these developments will have an adverse impact on the fund, there can be no assurance at this time. TAM and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TAM will take such actions that it deems necessary or appropriate to continue providing management services to the fund and to bring all matters to an appropriate conclusion.

TAM and/or its affiliates, and not the fund, will bear the costs regarding these regulatory matters.

INVESTMENT ADVISER

Transamerica Funds’ Board of Trustees is responsible for managing the business affairs of Transamerica Funds. The Board oversees the operation of Transamerica Funds by its officers. It also reviews the management of the fund’s assets by TAM and the investment sub-adviser. You can find additional information about the Transamerica Funds’ Trustees and officers in the SAI.

TAM, located at 570 Carillon Parkway, St. Petersburg, FL 33716, serves as investment adviser for Transamerica Funds. The investment adviser hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with the fund’s sub-adviser. The investment adviser also monitors the sub-adviser’s buying and selling of portfolio securities and administration of the fund. For these services, TAM is paid an investment advisory fee. This fee is calculated on the average daily net assets of the fund, and is paid at the rate previously shown in this prospectus.

TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by Transamerica Holding Company, which is wholly owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is wholly owned indirect subsidiary of AEGON NV, a Netherlands corporation and publicly traded international insurance group.

TAM and/or its affiliates may pay, out of its own resources and not out of fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the section titled “Other Distribution or Service Arrangements” in this prospectus.

Transamerica Funds may rely on an Order from the Securities and Exchange Commission (Release IC- 23379 dated August 5, 1998) that permits Transamerica Funds and its investment adviser, TAM, subject to certain conditions, and without the approval of shareholders to:

(1)	employ a new unaffiliated sub-adviser for the fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2)	materially change the terms of any sub-advisory agreement; and

(3)	continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

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SECTION B – SHAREHOLDER INFORMATION

CLASS I SHARES

Purchase and Redemption of Shares

Class I shares of the fund are currently primarily offered for investment in the strategic asset allocation funds. Class I shares may be made available to other investors in the future, including institutional investors such as non-U.S. insurers, domestic insurance companies, and their separate accounts.

FEATURES AND POLICIES

How Share Price Is Determined

The price at which shares are purchased or redeemed is the net asset value per share (“NAV”) that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund or an authorized intermediary.

When Share Price Is Determined

The NAV of the fund is determined on each day the New York Stock Exchange (“NYSE”) is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the fund).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

Orders for shares of the asset allocation funds or investment in separate accounts of insurance companies mentioned above that invest in Class I shares of the fund and corresponding orders for the Class I shares of the fund are priced on the same day when orders for shares of the asset allocation funds or investment orders in the separate accounts of insurance companies are received. Consequently, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares/insurance contracts of the asset allocation funds/separate accounts before the close of business on the NYSE is deemed to constitute receipt of a proportional order for the corresponding Class I shares of the fund on the same day, so that both orders generally will receive that day’s NAV.

How NAV Is Calculated

The NAV of the fund (or class thereof) is calculated by taking the value of its assets, less liabilities, and dividing by the number of shares of the fund (or class) that are then outstanding.

In general, securities and other investments are valued at market value when market quotations are readily available. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation

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SECTION B – SHAREHOLDER INFORMATION

committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with fund’s valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

Market Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, the fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, the fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

The Transamerica Funds’ Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading. If you intend to engage in such practices, we request that you do not purchase shares of the fund. The fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which they reasonably determine to be in connection with market timing or excessive trading.

However, because the shares of the fund are sold only to certain asset allocation funds and other institutional investors, the fund’s policies and procedures to discourage market timing or excessive trading are enforced by the asset allocation funds and the institutional investor rather than the fund. Additional information about such policies and procedures are available in the prospectus of the asset allocation funds. Furthermore, reallocations in the fund by an asset allocation fund in furtherance of a portfolio’s investment objective are not considered to be market timing or excessive trading.

Also, orders to purchase, redeem or exchange shares forwarded by accounts maintained on behalf of institutional investors or insurers (for example, separate accounts of insurance companies) with respect to their accounts with Transamerica Funds may not be considered to be market timing or excessive trading for purposes of Transamerica Funds’ policies. However, the market timing and excessive trading policies of these investors/insurers (or their accounts) may apply to transactions by persons who, in turn, invest through these investors/insurers (or through their accounts).

Asset Allocation Funds

The strategic asset allocation funds may own a significant portion of the shares of a series of Transamerica Funds. Transactions by the strategic asset allocation funds may be disruptive to the management of an underlying series of Transamerica Funds.

Investment Policy Changes

The fund, as part of its investment policy, may invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain investments as indicated in this prospectus. Shareholders will be provided with at least 60 days’ prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

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SECTION B – SHAREHOLDER INFORMATION

Unless expressly designated as fundamental, all policies and procedures of the fund may be changed at any time by Transamerica Funds’ Board of Trustees without shareholder approval.

To the extent authorized by law, Transamerica Funds and the fund reserve the right to discontinue offering shares at any time, or to cease operations entirely.

DISTRIBUTION OF SHARES

Underwriting Agreement

Transamerica Funds has an Underwriting Agreement with Transamerica Capital, Inc. (TCI), located at 4600 Syracuse Street, Suite 1100, Denver, CO 80327. TCI is an affiliate of TAM and Transamerica Funds. Under this agreement, TCI underwrites and distributes all classes of fund shares and bears expenses of offering these shares to the public.

OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS

TCI, TAM, Transamerica Investment Management, LLC (TIM) and other fund sub-advisers, directly or through TCI, out of their own resources and not out of fund assets (i.e., without additional cost to the fund or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the asset allocation funds that invest in the fund or render investor services to asset allocation fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by the asset allocation funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the fund, do not result in increased expenses, are not reflected in the fees and expenses section of this prospectus and are described in more detail in the prospectus of the asset allocation funds. As of the date of this prospectus, TAM has agreed to pay Universal Life Insurance Company (Universal Life) a fee equal, on an annual basis, to 0.25% of the average daily net assets attributable to investments by Universal Life’s separate accounts in the Class I shares of the fund for administrative and other services provided or procured by Universal Life in connection with such investments in the fund. Investors may be able to obtain more information about these arrangements from their financial intermediaries.

DISTRIBUTIONS AND TAXES

Taxes on Distributions in General

The fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the fund will not have to pay income tax on amounts it distributes to shareholders, most shareholders will be taxed on amounts they receive. Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay any tax on distributions. If the fund declares a dividend in October, November, or December but pays it in January, you will be taxed on the dividend as if you received it in the previous year. The fund pays dividends annually in December.

You normally will be taxed on distributions you receive from the fund, regardless of whether they are paid to you in cash or are reinvested in additional fund shares. A particular distribution generally will be taxable as either ordinary income or as long-term capital gain. Distributions that are derived from net long-term capital gains will typically be taxed as long-term capital gain. Other distributions will usually be taxable as ordinary income. Except as described below, the tax consequences of a distribution do not depend upon how long you held your fund shares.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the fund are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax rate brackets).

•	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

10

SECTION B – SHAREHOLDER INFORMATION

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•	Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

The fund will send you a tax report annually summarizing the amount of and the tax aspects of your distributions.

If you buy shares of the fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

Investors who invest through tax-deferred accounts, such as IRAs, 403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made, at which time such distribution is generally taxed as ordinary income. These accounts are subject to complex tax rules and tax-deferred account investors should consult their tax advisers regarding their investments in a tax-deferred account.

Taxes on the Sale of Shares

If shares of the fund are sold for shares of another fund, you generally will have a capital gain or loss, which will be a long-term capital gain if you held the shares for more than one year; otherwise it is a short-term capital gain. Such gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds (or the value of the shares received in the case of an exchange), you will recognize a taxable loss on the sale of shares of the fund. Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale of shares of the fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of that fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

If more than 50% of the value of the total assets of the fund consists of stock or securities of foreign corporations at the close of a taxable year, the fund may elect to treat certain foreign taxes paid by them as paid by their shareholders. If the fund makes this election, the amount of the foreign taxes paid by the fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and its shareholders will be entitled either (a) to credit their proportionate amounts of the foreign taxes paid by the fund against their federal income tax liabilities, or (b) to deduct their proportionate amounts from their federal taxable income under certain circumstances.

Withholding Taxes

As with all mutual funds, the fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Other Tax Information

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from, and investment made in shares of Transamerica Funds. More information is provided in the SAI of the fund. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in the fund.

11

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS

HOW TO USE THIS SECTION

In the discussion of the fund, you found descriptions of the principal strategies and risks associated with the fund. In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the fund. Then refer to this section and read about the risks particular to the fund. For even more discussions of strategies and risks, see the SAI of the fund, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION

The Investment Company Act of 1940 (“1940 Act”) classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading the fund’s assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund.

The fund is a non-diversified fund that reserves the right to become a diversified investment company (as defined by the 1940 Act).

INVESTING IN COMMON STOCKS

While common stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. Many factors may cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. Because the stocks the fund may hold fluctuate in price, the value of the fund’s investments in the fund will go up and down.

INVESTING IN PREFERRED STOCKS

Because these stocks generally come with a promise to pay a stated dividend, their price could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See “Investing in Bonds,” below.)

INVESTING IN CONVERTIBLES

Since preferred stocks and corporate bonds generally pay a stated return, their prices usually do not depend on the price of the company’s common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities typically go up and down in price inversely to interest rates as the common stock does, adding to their market risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk (i.e., risk of loss due to fluctuation in value) because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose money. Price changes may be temporary or for extended periods.

INVESTING IN FOREIGN SECURITIES

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks in addition to those associated with securities of domestic issuers, including:

•

CHANGES IN CURRENCY VALUES. Foreign securities may be sold in currencies other than U.S. dollars. If a currency’s value drops relative to the dollar, the value of your fund shares could drop too. Also, dividend and interest payments may be lower.

Factors affecting exchange rates include, without limitation: differing interest rates among countries; balances of trade; amount of a country’s overseas investments; and intervention by banks. The fund may also invest in American Depositary Receipts (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS.

•

CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation. The fund’s investments in foreign currency-denominated securities may reduce the returns of the fund.

•	DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

•	LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

•	LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S. In addition, regulation of banks and capital markets can be weak.

•	MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, the fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

•	LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

•	SETTLEMENT DELAYS. “Settlement” is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

•	HIGHER CUSTODIAL CHARGES. Fees charged by the fund’s custodian for holding shares are higher for foreign securities than those of domestic securities.

•

VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

•	POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities.

•	DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

•

HEDGING. The fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund’s currency exposure from one currency to another removes the fund’s opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser’s projection of future exchange rates is inaccurate.

•

EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries typically are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, the fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

INVESTING IN FUTURES, OPTIONS AND OTHER DERIVATIVES

Besides conventional securities, the fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts, which include futures and options, involve additional risks and costs. Risks include, without limitation:

•

DERIVATIVES. The fund may use derivative instruments as part of its investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, loans, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). There is no assurance that the use of any derivatives strategy will succeed. Also, investing in financial contracts such as options involves additional risks and costs, such as inaccurate market predictions which may result in losses instead of gains, and prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between the fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. The fund bears the risk that the counterparty could default under a swap agreement. Further, the fund may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. The value of these notes will rise and fall in response to changes in the underlying commodity or related index of investment. These notes expose the fund economically to movements in commodity prices. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the value of debt securities. Therefore, at the maturity of the note, the fund may receive more or less principal than it originally invested. The fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the fund:

•

MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

•

CREDIT RISK. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

•

LIQUIDITY RISK. Liquidity risk exists when a particular derivative instrument is difficult to sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

•

LEVERAGE RISK. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the fund will segregate assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (or as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

•

LACK OF AVAILABILITY. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that the fund will engage in derivatives transactions at any time or from time to time. The fund’s ability to use derivatives may be limited by certain regulatory and tax considerations.

•

MARKET AND OTHER RISKS. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to the fund’s interest. If the fund manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for the fund, the fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. The fund may also have to buy or sell a security at a disadvantageous time or price because the fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the fund’s use of derivatives may cause the fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund had not used such instruments.

SWAPS AND SWAP-RELATED PRODUCTS

The fund’s sub-adviser may enter into swap transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. The fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

•

COMMODITY SWAPS. An investment in a commodity swap agreement may, for example, involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the fund may be required to pay a higher fee at each swap reset date.

•

INTEREST RATE SWAPS. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

The fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the fund’s obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by its custodian. If the fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

The fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The fund’s sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by the fund, unless so stated in its investment objectives. These transactions may in some instances involve the delivery of securities or other underlying assets by the fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that the fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund’s securities decline. Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund’s limitations on investing in illiquid securities. If the fund’s manager makes the incorrect prediction, the opportunity for loss can be magnified.

INVESTING IN WARRANTS AND RIGHTS

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payments). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.

INVESTING IN SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Securities of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

ILLIQUID AND RESTRICTED/144A SECURITIES

The fund may invest in illiquid securities (i.e., securities that are not readily marketable). In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 (the “1933 Act”). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments. Rule 144A under the 1933 Act established a “safe harbor” from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by the fund could, however, adversely affect the marketability of such security and the fund might be unable to dispose of such security promptly or at reasonable prices.

PORTFOLIO TURNOVER

The fund may engage in a number of short-term transactions, which may lower fund performance. High turnover will not limit a manager’s ability to buy or sell securities for the fund. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for the fund. The fund ultimately passes these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

COUNTRY, SECTOR OR INDUSTRY FOCUS

Unless otherwise stated in the fund’s objective or its principal strategies and policies, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry, other than U.S. government securities and its agencies. In addition, to the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk loss due to factors affecting the country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

SECURITIES LENDING

The fund may lend securities to other financial institutions that provide cash or other securities as collateral. This involves risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the fund.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, the fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when the fund assumes a temporary defensive position it may not be able to achieve its investment objective.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The fund may outperform or underperform other funds that employ a different investment style. The fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

INVESTMENT STRATEGIES

The fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the fund’s Board of Trustees. The fund is not under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the fund to other risks and considerations, which are discussed in the fund’s SAI.

NOTICE OF PRIVACY POLICY

At Transamerica Funds, protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This privacy policy applies only to customers that have a direct relationship with us or our wholly-owned subsidiaries. If you own shares of a series of Transamerica Funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

THIS PAGE IS NOT PART OF THE PROSPECTUS

Both the investment returns and principal value of mutual funds will fluctuate over time so that shares, when redeemed, may be worth more or less than their original cost.

Transamerica Funds

www.transamericafunds.com

P.O. Box 9012 • Clearwater, FL 33758-9012

Customer Service: 1-888-233-4339 • Sales Support: 1-800-851-7555

Distributor: Transamerica Capital, Inc.

Shareholder inquiries and transaction requests should be mailed to:

Transamerica Funds

P.O. Box 219945

Kansas City, MO 64121-9945

ADDITIONAL INFORMATION about the fund is contained in the Statement of Additional Information, dated March 1, 2008, and in the annual and semi-annual reports to shareholders, which are incorporated by reference into this prospectus. Other information about the fund has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, NE, Room 1580, Washington D.C. 20549-0102. Reports and other information about the fund are also available on the Commission’s Internet site at http://www.sec.gov. To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to make other inquiries about the fund, call or write to Transamerica Funds at the phone number or address above. In the Transamerica Funds’ annual report, you will find a discussion of the market conditions, and investment strategies that significantly affected the fund’s performance during the last fiscal year.

The Investment Company Act File Number for Transamerica Funds is 811-04556.

TRANSAMERICA FUNDS

(FORMERLY, TRANSAMERICA IDEX MUTUAL FUNDS)

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA SCHRODERS INTERNATIONAL SMALL CAP

Class I Shares

March 1, 2008

TRANSAMERICA FUNDS

570 Carillon Parkway

St. Petersburg, Florida 33716

Customer Service (888) 233-4339 (toll free)

Transamerica Schroders International Small Cap is a series of Transamerica Funds, an open-end management investment company that offers a selection of investment funds. Transamerica Funds is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

This Statement of Additional Information (“SAI”) is not a prospectus, and should be read in conjunction with the Transamerica Funds prospectus dated March 1, 2008, as it may be supplemented from time to time, which may be obtained free of charge by writing or calling Transamerica Funds at the above address or telephone number. This SAI contains additional and more detailed information about Transamerica Funds operations and activities than that set forth in the prospectus. The Transamerica Funds Annual Report to shareholders, when available, including the financial statements therein, will be incorporated by reference in the SAI.

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INVESTMENT OBJECTIVES

The prospectus discusses the investment objectives of Transamerica Schroders International Small Cap (the “fund”), the principal investment strategies and risks of the fund, and the policies and practices of the fund. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectus.

There can be no assurance that a fund will, in fact, achieve its objectives. A fund’s investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of a fund may result in the fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment.

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

As indicated in the prospectus, the fund is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of the fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy. Unless expressly designated as fundamental, all policies and procedures of the fund may be changed by Transamerica Funds’ Board of Trustees without shareholder approval. The fund has adopted, as applicable, the following fundamental restrictions:

1. Borrowing

The fund may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2. Senior Securities

The fund may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3. Underwriting Securities

The fund may not act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended (“1933 Act”), except as permitted under the 1933 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act, each fund may act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.

4. Real Estate

The fund may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, each fund may, among other things, (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the fund as a result of the ownership of securities.

5. Making Loans

The fund may not make loans except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

6. Concentration of Investments

The fund may not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing this limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

7. Commodities

The fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

Non-Fundamental Restrictions

Furthermore, the fund has adopted certain of the following non-fundamental restrictions, which may be changed by the Transamerica Funds Board of Trustees without shareholder approval.

(A) Investment in Other Investment Companies

A fund may not purchase securities issued by registered open-end investment companies or registered unit investment trusts in reliance upon Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, except in accordance with applicable regulations or as otherwise permitted by regulatory authority.

(B) Illiquid Securities

A fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

OTHER POLICIES AND PRACTICES OF THE FUND

The following investments are subject to limitations as set forth in the fund’s investment restrictions and policies. Unless otherwise specified in this SAI or in the prospectus, the percentages set forth below and the percentage limitations set forth in the prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS

Options on Securities and Indices. In an effort to increase current income and to reduce fluctuations in net asset value, the fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. A fund also may write call options that are not covered for cross-hedging purposes. A fund may write and buy options on the same types of securities that the fund may purchase directly. There are no specific limitations on a fund’s writing and buying of options on securities.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security, as the case may be. A call option is covered if a fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a fund segregates cash or other liquid assets with a value equal to the exercise price with its custodian. Put and call options will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, a fund will effect a “closing purchase transaction”—the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which a fund previously has written. If a fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, a fund will forego the potential benefit represented by market appreciation over the exercise price.

When a fund writes an option, an amount equal to the net premium (the premium less the commission) received by the fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, a fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the fund will realize a gain or loss.

The purpose of writing covered call options is to generate additional premium income for a fund. This premium income will serve to enhance a fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for a fund.

Once the decision to write a call option has been made, a fund’s investment adviser or a sub-adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit a sale of the underlying security. Furthermore, effecting a closing transaction will permit a fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a fund will be able to effect such closing transactions at a favorable price. If a fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a fund.

Where a fund may purchase put options, that fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. A fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a fund upon its exercise of a “put” is normally (i) the fund’s acquisition cost of the securities subject to the put (excluding any accrued interest which the fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the fund owned the securities; plus (ii) all interest accrued on the securities since the last interest payment date during that period. A fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a fund may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A fund will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

A principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, a fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the fund would suffer a loss. A fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

Options on Foreign Currencies. A fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, a fund may buy put options on the foreign currency. If the value of the currency declines, such fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a fund could sustain losses on transactions in foreign currency options that would require such fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

A fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that fund to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

A fund may write covered call options on foreign currencies. A call option written on a foreign currency by a fund is “covered” if that fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its fund. A call option is also covered if: (i) the fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the custodian.

A fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Futures Contracts and Options thereon. A fund may enter into futures contracts, purchase or sell options on any such futures contracts, and engage in related closing transactions. Futures contracts are for the purchase or sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. Certain funds may enter into interest rate futures contracts. These contracts are for the purchase or sale of fixed-income securities. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a Futures Commission Merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The fund may use future contracts to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The fund also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial margin deposit and are subject to calls for variation margin.

Futures transactions involve brokerage costs and require a fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. There is a possibility that a fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the fund’s ability to hedge effectively against interest rates and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

With respect to futures contracts that are not legally required to “cash settle,” a fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contact. With respect to futures that are required to “cash settle,” however, a fund is permitted to set aside or earmark liquid assets in an amount equal to the portfolio’s daily marked-to-market (net) obligation, if any, (in other words, the portfolio’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to its net obligation under cash-settled futures, a fund will have the ability to employ leverage to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.

Futures transactions will be limited to the extent necessary to maintain the qualification of the fund as a regulated investment company. Pursuant to a claim for exemption filed with the CFTC and/or the National Futures Association on behalf of the fund and its adviser, the fund and the adviser are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to CFTC regulations, the substantive limitations set forth in the fund’s exemption filing with respect to its use of futures contracts are no longer applicable.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. A fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes a fund’s principal uses of forward foreign currency exchange contracts (“forward currency contracts”).

A fund may enter into forward currency contracts with stated contract values of up to the value of its assets. The fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.

A fund may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, a fund may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a fund has or expects to have portfolio exposure. A fund may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A fund’s entry into forward foreign currency exchange contract, as well as any use of cross or proxy hedging techniques will generally require the fund to hold liquid securities or cash equal to a fund’s obligations in a segregated account throughout the duration of the contract.

A fund may also combine forward foreign currency exchange contracts with investments in securities denominated in other currencies in order to achieve desired equity, credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign equity or bond, a fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward foreign currency exchange contract to exchange U.S. dollars for the contract’s underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a fund may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the equity return or credit quality of the U.S. dollar-denominated security.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The fund may also hedge foreign currency exchange rate risk by engaging in a currency financial futures and options transactions, which are described below. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for a fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such fund is obligated to deliver.

If a fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The fund will have to convert its holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.

While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, a fund’s ability to utilize forward currency contracts may be restricted. In addition, a fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.

Swaps and Swap-Related Products. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, a fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. A fund’s sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

The fund does not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

A fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian.

If a fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund’s sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-advisers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by a fund, unless so stated in its investment objectives. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap.

Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

In addition to the instruments, strategies and risks described in this SAI and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as a fund’s sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. The fund’s sub-adviser may use these opportunities to the extent they are consistent with the fund’s investment objective and as are permitted by a fund’s investment limitations and applicable regulatory requirements.

Credit Default Swaps. A fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, a fund would be subject to investment exposure on the notional amount of the swap.

A fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk—that the seller may fail to satisfy its payment obligations to the fund in the event of a default.

Total Rate of Return Swaps. A fund may enter into total rate of return swap contracts for investment purposes. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Euro Instruments. The fund may make investments in Euro instruments. Euro instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the “LIBOR”), although foreign currency-denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of funds, and sellers to obtain a fixed rate for borrowings. A fund might use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed-income instruments.

Special Investment Considerations and Risks. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, options on foreign currencies and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which a fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, a fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A fund’s ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future.

Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a fund as: the possible loss of the entire premium paid for an option bought by a fund; the inability of the fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a fund will be able to use those instruments effectively for their intended purposes.

In connection with certain of its hedging transactions, a fund must segregate assets with the fund’s custodian bank to ensure that such fund will be able to meet its obligations pursuant to these instruments. Segregation of a large percentage of a fund’s assets could impede implementation of that fund’s investment policies or its ability to meet redemption requests or other current obligations.

Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments. Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission (“SEC”). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Office of the Comptroller of the Currency (the “OCC”), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.

In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

FOREIGN INVESTMENTS

The fund may invest in foreign securities through the purchase of securities of foreign issuers or of American Depositary Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and Fiduciary Depository Receipts (“FDRs”) or other securities representing underlying shares of foreign companies. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, GDRs and FDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs, EDRs and FDRs are European, global and fiduciary receipts, respectively, evidencing a similar arrangement. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund investing in foreign markets is uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to a fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to a fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the fund’s assets. The value of the assets of the fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to shareholders of a fund investing in foreign markets. In addition, although a fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, a fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in foreign issuers’ stock. However, by investing in ADRs rather than directly in foreign issuers’ stock, a fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depositary of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Sovereign Debt Securities. The fund may invest in securities issued or guaranteed by any country, including securities issued by issuers located in both developed and emerging markets, and securities denominated in any currency. The obligations of governmental entities have various kinds of government support and include obligations issued or guaranteed by governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a government. Debt securities issued or guaranteed by foreign governmental entities have credit characteristics similar to those of domestic debt securities but are subject to the risks attendant to foreign investments, which are discussed above.

The fund may also purchase securities issued by semi-governmental or supranational agencies such as the Asian Developmental Bank, the International Bank for Reconstruction and Development, the Export-Import Bank and the European Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Emerging Markets. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by foreign investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

The fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating-rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the fund to suffer a loss of interest or principal on any of its holdings.

Risks of Investments in Russia. The fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a fund to lose its registration through fraud, negligence or mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While the fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to a fund.

SHORT SALES

The fund may from time to time sell securities short. In the event that the sub-adviser anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a fund may be unable to replace a borrowed security sold short.

OTHER INVESTMENT COMPANIES

Subject to applicable investment restrictions, a fund may invest in securities issued by other investment companies as permitted under the 1940 Act and regulations thereunder. Other than noted below, a fund may indirectly bear a portion of any investment advisory fees and expenses and distribution (12b-1) fees paid by funds in which it invests, in addition to the advisory fees and expenses paid by the fund.

Exchange-Traded Funds (“ETFs”). Subject to limitations under the 1940 Act, a fund may invest in shares of investment companies known as ETFs. For example, a fund may invest in S&P Depositary Receipts, or “SPDRs.” SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses. Investing in these securities may result in duplication of certain fees and expenses paid by these securities in addition to the advisory fees and expenses paid by the fund. Other examples of ETFs in which the fund may invest are Dow Industrial Average Model New Deposit Shares (DIAMONDS) (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country’s stocks), and the Nasdaq-100 Trust or QQQ (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the NASDAQ Stock Market).

WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a “when-issued,” “delayed settlement,” or “forward (delayed) delivery” basis. “When-issued” or “forward delivery” refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due. A fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a fund engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.

“Delayed settlement” is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a fund until it receives payment or delivery from the other party for any of the above transactions. A fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a fund may earn income on securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner. At the time of settlement, the market value of the security may be more or less than the purchase price. A fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, a fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.

ZERO-COUPON, PAY-IN-KIND AND STEP-COUPON SECURITIES

Subject to its investment restrictions, a fund may invest in zero-coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step-coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. The fund may also invest in “strips,” which are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero-coupon bonds.

Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrue that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a “regulated investment company” under the Internal Revenue Code of 1986 (“Code”), a fund must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years a fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for such fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a fund to sell the securities at the time.

Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

DOLLAR ROLLS

The fund may enter into dollar rolls transactions, pursuant to which the fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the fund is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The fund could also be compensated through receipt of fee income. The fund intends to enter into dollar rolls only with government securities dealers recognized by the Federal Reserve Board, or with member banks of the Federal Reserve. The fund will not treat dollar rolls as being subject to its borrowing or senior securities restrictions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

INVESTMENTS IN THE REAL ESTATE INDUSTRY AND REAL ESTATE INVESTMENT TRUSTS (“REITS”)

REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs.

Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs invest their assets in both real property and mortgages. REITs are not taxed on income distributed to policyowners provided they comply with several requirements of the Code.

Investments in the real estate industry are subject to risks associated with direct investment in real estate. Such risks include, but are not limited to: declining real estate values; risks related to general and local economic conditions; over-building; increased competition for assets in local and regional markets; changes in zoning laws; difficulties in completing construction; changes in real estate value and property taxes; increases in operating expenses or interest rates; changes in neighborhood values or the appeal of properties to tenants; insufficient levels of occupancy; and inadequate rents to cover operating expenses. The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and governmental regulations (including taxes) and social and economic trends.

REITs also may subject an underlying fund to certain risks associated with the direct ownership of real estate. As described above, these risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, liability to third parties for or damages resulting from, environmental problems, or casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Investing in REITs involves certain unique risks, in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to risks associated with heavy cash flow dependency, potential default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk.

MORTGAGE-RELATED SECURITIES

The fund may invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and by nongovernmental entities, provided, however, that to the extent that a fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the fund’s investment in such securities will be subject to the limitations on its investment in investment company securities. In the case of privately-issued mortgage-related and asset-backed securities, the fund takes the position that such instruments do not represent interests in any particular industry or group of industries.

Mortgage-related securities in which the fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (GNMA) and government-related organizations such as the Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations; and, therefore, it is not possible to predict accurately the security’s return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The fund may invest in Collateralized Mortgage Obligations (“CMOs”) residuals and stripped mortgage-backed securities (“SMBS”). CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed, and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities (SMBS) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

LENDING OF FUND SECURITIES

A fund, from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. In accordance with guidelines from the SEC and its staff, a fund must receive at least 100% collateral, in the form of cash or U.S. Government securities. This collateral must be valued daily, and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While a fund does not have the right to vote securities on loan, each intends to regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a fund, it could experience delays in recovering its securities and possible capital losses. A fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines that may be established by the Board of Trustees.

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions, a fund may invest a certain percentage of its net assets in illiquid securities (i.e., securities that are not readily marketable).

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act established a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a portfolio could, however, adversely affect the marketability of such portfolio security and the portfolio might be unable to dispose of such security promptly or at reasonable prices.

Transamerica Fund’s Board of Trustees has authorized the sub-adviser of the fund to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Trustees. Under the guidelines, which may be amended from time to time, a fund’s sub-adviser generally will consider several factors in determining whether a Rule 144A security is liquid, such as: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer and/or other factors deemed appropriate. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. A fund may be restricted in its ability to sell such securities at a time when the fund’s sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid securities, at a time that is not advantageous.

DISTRESSED SECURITIES

The fund may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, a fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns for can be exchanged for other securities that offer this potential. However, there can be no assurance that a fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

EQUITY EQUIVALENTS

In addition to investing in common stocks, a fund may invest in other equity securities and equity equivalents, including securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

A fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by Standard and Poor’s Ratings Group (S&P) or B3 by Moody’s Investors Services, Inc. (Moody’s), or, if not rated by S&P or Moody’s, are of equivalent investment quality as determined by the sub-adviser. The fund’s investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund’s net assets. Debt securities rated below the four highest categories are not considered “investment-grade” obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts are an example of the type of derivative security in which the fund might invest.

EVENT-LINKED BONDS

A fund may invest in “event-linked bonds,” which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose a fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

COLLATERALIZED DEBT OBLIGATIONS

A fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, senior tranches from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Subject to its investment restrictions, a fund may enter into repurchase and reverse repurchase agreements. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or collateral. A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is the policy of the fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the sub-adviser and approved by the Board of Trustees.

In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will segregate with its custodian cash and appropriate liquid assets to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties the investment sub-adviser for the fund deems creditworthy.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose a fund to greater fluctuations in the value of its assets.

PASS-THROUGH SECURITIES

A fund may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests, which are fully discussed in this SAI. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary that are passed through to purchasers, such as a fund.

HIGH YIELD/HIGH-RISK SECURITIES

High-yield/high-risk securities (commonly known as “junk bonds”) are below investment grade securities that involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody’s and S&P.

Valuation risks. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. A fund, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods.

Liquidity risks. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower rated and nonrated securities; (ii) the value of high yield debt securities held by a fund; (iii) the net asset value of the fund holding such securities; and (iv) the ability of the bonds’ issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.

WARRANTS AND RIGHTS

Subject to its investment restrictions, a fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

U.S. GOVERNMENT SECURITIES

Examples of the types of U.S. government securities that a fund may hold include, in addition to those described in the prospectus, direct obligations of the U.S. Treasury and obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency’s obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, the fund may, at times, choose to hold some or all of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decreases. Furthermore, when a fund assumes a temporary defensive position, it may not be able to achieve its investment objective.

OTHER SECURITIES IN WHICH THE FUND MAY INVEST

Corporate Debt Securities. A fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under “Convertible Securities” and “Variable or Floating Rate Securities,” or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

Commercial Paper. Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody’s Investors Service, Inc. and Standard and Poor’s Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer’s notes will become too limited to permit their liquidation at a reasonable price.

International Agency Obligations. A fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. A fund may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

Bank Obligations or Savings and Loan Obligations. Subject to its investment restrictions, a fund may purchase certificates of deposit, bankers’ acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations (“S&L’s”). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location — the strength of the local economy will often affect financial institutions in the region, (b) asset mix — institutions with substantial loans in a troubled industry may be weakened by those loans, and (c) amount of equity capital — under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by a fund, but the fund is not restricted to obligations or institutions that satisfy specified quality criteria.

Variable or Floating Rate Securities. Subject to its investment restrictions, a fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. These securities generally are structured as loans.

Preferred Stocks. Subject to its investment restrictions, a fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation’s earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

Convertible Securities. Subject to its investment restrictions, a fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

Common Stocks. Subject to its investment restrictions, a fund may invest in common stocks. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

PORTFOLIO TURNOVER RATE

Changes may be made in the portfolio of a fund consistent with its investment objective and policies whenever such changes are believed to be in the best interests of the fund and its shareholders, and the fund will be managed without regard to its portfolio turnover rate. The portfolio turnover rates for an underlying fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs to a fund, including brokerage commissions, and may have adverse tax consequences.

The portfolio turnover rate for a fund is calculated by dividing the lesser of the fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the fund to protect the confidentiality of its holdings and prevent the selective disclosure of non-public information about its portfolio holdings. The fund’s service providers are required to comply with this policy. No non-public information concerning the portfolio holdings of the fund may be disclosed to any unaffiliated third party, except as provided below. The Board of Trustees has adopted formal procedures governing compliance with the fund’s policies.

The fund, or its duly authorized service providers, may publicly disclose holdings of the fund in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. A summary or list of the fund’s completed purchases and sales may only be made available after the public disclosure of the fund’s portfolio holdings.

The fund will publish all portfolio holdings on a quarterly basis on its website at www.transamericafunds.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months, or as otherwise consistent with applicable regulations. The day following such publication, the information is deemed to be publicly disclosed for the purposes of the policies and procedures adopted by the fund. The fund may then forward the information to investors and consultants requesting it. As the fund has not yet commenced operations, the fund’s portfolio holdings are not yet available.

There are numerous mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services, and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the fund by these services and departments, the fund may distribute (or authorize its service providers to distribute) portfolio holdings to such services and departments before their public disclosure is required or authorized provided that: (i) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the fund before the portfolio holdings or results of the analysis become public information; and (ii) the recipient signs a written confidentiality agreement. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed. Neither the fund nor its service providers receive any compensation from such services and departments. Subject to such departures as the fund’s investment adviser’s compliance department believes reasonable and consistent with reasonably protecting the confidentiality of the portfolio information, each confidentiality agreement should generally provide that, among other things: the portfolio information is the confidential property of the fund (and its service provider, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the Confidentiality Agreement; and upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

The Board and an appropriate officer of the investment adviser’s compliance department or the fund’s Chief Compliance Officer (“CCO”) may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements. To the extent required by law, the CCO reports to the Board violations of the fund’s policies and procedures on disclosure of portfolio holdings.

INVESTMENT ADVISORY AND OTHER SERVICES

Transamerica Funds has entered into an Investment Advisory Agreement (“Advisory Agreement”) on behalf of the fund with Transamerica Asset Management, Inc. (“TAM” or “Investment Adviser”) (formerly, Transamerica Fund Advisors, Inc.), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. TAM supervises the fund’s investments and conducts its investment program. TAM hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with the sub-adviser.

TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by Transamerica Holding Company, which is wholly owned by AEGON USA, Inc. (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned indirect subsidiary of AEGON NV, a Netherlands corporation and publicly traded international insurance group.

Investment Adviser Compensation

TAM receives compensation, calculated daily and paid monthly, from the fund at the following annual rate (expressed as a specified percentage of the fund’s average daily net assets):

Fund	Percentage of Average Daily Net Assets
Transamerica Schroders International Small Cap	First $300 million Over $300 million	1.07 1.00	% %

Advisory Agreement

For the fund, the duties and responsibilities of the Investment Adviser are specified in the Advisory Agreement. The Advisory Agreement provides that TAM will perform the following services or cause them to be performed by others: (i) furnish to the fund investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate fund officers, and (iii) be responsible for the administration of the fund. The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days’ written notice at the option of either the fund, TAM or by a vote of shareholders of the fund. The Advisory Agreement provides that after an initial term of up to two years, it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.

The Advisory Agreement also provides that TAM shall not be liable to the fund or to any shareholder for any error of judgment or mistake of law or for any loss suffered by the fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of TAM in the performance of its duties thereunder.

The fund pays its allocable share of the fees and expenses of its non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders’ meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the fund or TAM), expenses of preparing and typesetting periodic reports to shareholders (except for those reports the fund permits to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of fund shares under federal and state law.

The fund had not commenced operations as of the date of this SAI; therefore, no advisory fees have been paid.

Expense Limitation

TAM has entered into an expense limitation arrangement with Transamerica Funds on behalf of the fund, pursuant to which TAM has agreed to waive fees and/or reimburse expenses, whenever, in any fiscal year, the total cost to a fund of normal operating expenses chargeable to the fund (including the investment advisory fee but excluding brokerage commissions, interest, taxes, and 12b-1 fees and certain extraordinary expenses) exceeds a certain percentage of the fund’s average daily net assets as listed below. The fund will, at a later date reimburse TAM for fees and/or expenses previously waived or reimbursed during the previous 36 months if the estimated annualized operating expenses of the fund are less than the expense cap. However, the fund will proceed to such recoupment only if, after such recoupment, the fund’s expense ratio does not exceed the expense cap. The agreement continues automatically for one-year terms unless TAM provides notice to Transamerica Funds prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement.

The applicable expense cap for the fund is 1.27%.

SUB-ADVISER

Schroder Investment Management North America Inc. (“Schroders”), 875 Third Avenue, 22nd Floor, New York, NY 10022- 6225, serves as sub-adviser to Transamerica Schroders International Small Cap pursuant to a sub-advisory agreement with TAM. Schroder Investment Management North America Limited, an affiliate of Schroders, 31 Gresham Street, London EC2V 7QA, England, serves as sub-sub-adviser to Transamerica Schroders International Small Cap and is responsible for day-to-day management of the fund’s assets.

Schroders may be referred to herein as the “sub-adviser”. The sub-adviser receives monthly compensation from TAM at the annual rate of a specified percentage, indicated below, of the fund’s average daily net assets:

Fund	Sub-Adviser	Sub-Advisory Fee
Transamerica Schroders International Small Cap	Schroders	First $300 million Over $300 million	0.60 0.55	% %

The fund had not commenced operations as of the date of this SAI; therefore, no sub-advisory fees have been paid.

Information about the Fund’s Portfolio Managers

Information regarding the other accounts managed by the fund’s portfolio managers, the methods by which the fund’s portfolio managers are compensated, the range of securities owned by the portfolio managers and a description of the conflicts of interest policy applicable to the portfolio managers are provided in Appendix A of this SAI.

DISTRIBUTOR

Transamerica Funds has entered into an Underwriting Agreement with Transamerica Capital, Inc., located at 4600 South Syracuse Street, Suite 1100, Denver, CO 80237 to act as the principal underwriter of the shares of the fund. The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the investment advisory agreements discussed above. A discussion of TCI’s responsibilities and charges as principal underwriter of fund shares is set forth in the fund’s prospectus.

ADMINISTRATIVE SERVICES

TAM is responsible for the supervision of all administrative functions, providing office space and paying its allocable portion of the salaries, fees and expenses of all fund officers and of those trustees who are affiliated with TAM. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of the fund and the preparation and filing of the fund’s initial registration statements under the 1933 Act and 1940 Act are also paid by TAM. Transamerica Funds has entered into an Administrative Services Agreement (“Administrative Agreement”) with Transamerica Fund Services, Inc. (“TFS”), 570 Carillon Parkway, St. Petersburg, Florida 33716, on behalf of the fund. Under the Administrative Agreement, TFS carries out and supervises all of the administrative functions of the fund and incurs expenses payable by Transamerica Funds related to such functions. The fund has entered into an agreement wherein the fund would pay 0.02% of its daily net assets annually for such administrative service.

The administrative duties of TFS with respect to the fund includes: providing the fund with office space, telephones, office equipment and supplies; paying the compensation of the fund’s officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the fund (other than those maintained by the fund’s custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the fund’s custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of the fund; authorizing expenditures and approving bills for payment on behalf of the fund; and providing executive, clerical and secretarial help needed to carry out its duties.

Administrative Fees

Under the Administrative Agreement, TFS receives compensation, calculated daily and paid monthly, from the fund at the annual rate of 0.02% of its daily net assets. The fund had not commenced operations as of the date of this SAI; therefore, no administrative services fees have been paid.

CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES

State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, is custodian for Transamerica Funds. The custodian is not responsible for any of the investment policies or decisions of the fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the fund. On July 2, 2007 Investors Bank & Trust Company merged into State Street.

TFS also is the transfer agent, withholding agent and dividend disbursing agent for the fund. TFS is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company, both of which are indirect wholly owned subsidiaries of AEGON NV, and thus TFS is an affiliate of TAM. The fund pays the transfer agent an annual per-account charge of $19.60 for each Open Account and $1.50 for each Closed Account. There is no new account charge.

Transaction requests should be mailed to Transamerica Funds, P.O. Box 219945, Kansas City, MO 64121-9945 or Transamerica Funds, 330 W. 9th Street, Kansas City, MO 64105 (for overnight mail).

The fund had not commenced operations as of the date of this SAI; therefore, no transfer agency fees have been paid and no brokerage credits have been received.

FUND TRANSACTIONS AND BROKERAGE

Decisions as to the assignment of fund business for the fund and negotiation of commission rates are made by the fund’s sub-adviser, whose policy is to obtain the “best execution” of all fund transactions. The Investment Advisory Agreement and Sub-Advisory Agreement for the fund specifically provide that in placing portfolio transactions for the fund, the fund’s sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934, as amended (the “1934 Act”).

In selecting brokers and dealers and in negotiating commissions, the fund’s sub-adviser may consider a number of factors, including but not limited to:

•	The sub-adviser’s knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;

•	The nature of the security being traded;

•	The size and type of the transaction;

•	The nature and character of the markets for the security to be purchased or sold;

•	The desired timing of the trade;

•	The activity existing and expected in the market for the particular security;

•	The quality of the execution, clearance and settlement services;

•	Financial stability;

•	The existence of actual or apparent operational problems of any broker or dealer; and

•	Research products and services provided.

In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:

Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

Access to research analysts, corporate management personnel, industry experts, economists and government officials; and

Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.

Most of the brokers and dealers used by the fund’s sub-adviser provide research and other services described above.

A sub-adviser may use research products and services in servicing other accounts in addition to the fund. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, a sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for a sub-adviser.

When the fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

The sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of TAM, TCI or the sub-adviser, including InterSecurities, Inc., AEGON USA Securities, Inc. or DST Securities, Inc. The sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under “Custodian, Transfer Agent and Other Affiliates,” are lower than those that would otherwise be incurred. Under rules adopted by the SEC, Transamerica Fund’s Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.

DIRECTED BROKERAGE

The sub-adviser to the fund, to the extent consistent with the best execution and with TAM’s usual commission rate policies and practices, may place portfolio transactions of the fund with broker/dealers with which the fund has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the fund’s portfolio transactions to the payment of operating expenses that would otherwise be borne by the fund. These commissions are not used for promoting or selling fund shares or otherwise related to the distribution of fund shares.

TRUSTEES AND OFFICERS

The Trustees and executive officers of Transamerica Funds are listed below. The Board of Trustees governs Transamerica Funds and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the business affairs of Transamerica Funds and the operation of Transamerica Funds by its officers. The Board also reviews the management of the fund’s assets by TAM and the sub-advisers. Transamerica Funds is part of an asset management group that consists of Transamerica Funds, AEGON/Transamerica Series Trust (ATST), Transamerica Income Shares, Inc. (TIS), Diversified Investors Fund Group (DIFG), Diversified Investors Fund Group II (DIFGII), Diversified Investors Portfolios (DIP) and Diversified Investors Strategic Variable Funds (DISVF), and consists of 160 funds/portfolios as of the date of this SAI (the Transamerica Asset Management Group).

At a special meeting of shareholders of Transamerica Funds held on October 30, 2007, shareholders unanimously elected a new Board of Trustees, each of whom is listed below.

Trustees

The mailing address of each Trustee is c/o Secretary of the Funds, 570 Carillon Parkway, St. Petersburg, Florida 33716. The Trustees, their ages, their principal occupations for the past five years (their titles may have varied during that period), the number of funds in the Fund Complex the Trustees are nominated to oversee if elected, and other board memberships they hold are set forth in the table below.

Name and Age	Position(s) Held	Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships
Independent Trustees :**

Leo J. Hill (DOB: 3/27/56)	Trustee	Since 2001	Principal, Advisor Network Solutions, LLC (business consulting) (2006 to present); Trustee, Diversified Investors Portfolios (“DIP”), The Diversified Investors Funds Group (“DIFG”), The Diversified Investors Funds Group II (“DIFG II”) and Diversified Investors Strategic Variable Funds (“DISVF”) (2007 to present); Trustee, Transamerica Funds (2002 to present); Director, Transamerica Income Shares, Inc. (“TIS”) (2002 to present); Trustee, AEGON/Transamerica Series Trust (“ATST”) (2001 to present); Owner and President, Prestige Automotive Group (2001 to 2005); President, L. J. Hill & Company (1999 to present); Market President, Nations Bank of Sun Coast Florida (1998 to 1999); President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 to 1998); Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 to 1994); Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 to 1991).	160	None

Russell A. Kimball, Jr. (DOB: 8/17/44)	Trustee	Since 1986	Trustee, DIP, DIFG, DIFG II and DISVF (2007 to present); Trustee, Transamerica Funds (2002 to present); Director, TIS (2002 to present); Trustee, ATST (1986 to present); General Manager, Sheraton Sand Key Resort (1975 to present).	160	None

Norm R. Nielsen (DOB: 5/11/39)	Trustee	Since 2006	Retired (2005 to present); Trustee, DIP, DIFG, DIFG II and DISVF (2007 to present); Trustee, Transamerica Funds (2006 to present); Director, TIS (2006 to present); Trustee, ATST (2006 to present); Director, Iowa City Area Development (1996 to 2004); Director, Iowa Health Systems (1994 to 2003); Director, U.S. Bank (1987 to 2006); President, Kirkwood Community College (1979 to 2005).	160	Buena Vista University Board of Trustees (2004 to present)

Name and Age	Position(s) Held	Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships
John W. Waechter (DOB: 2/25/52)	Trustee	Since 2004	Trustee, DIP, DIFG, DIFG II, and DISVF (2007 to present); Trustee, Transamerica Funds (2005 to present); Director, TIS (2004 to present); Trustee, ATST (2004 to present); employee, RBC Dain Rauscher (securities dealer) (March 2004 to May 2004); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 to 2004); Treasurer, The Hough Group of Funds (1993 to 2004).	160	None

Neal M. Jewell (DOB: 2/12/35)	Trustee	Since 1993	Retired (2004 to present); Trustee, Transamerica Funds and ATST (2007 to present); Director, TIS (2007 to present); Trustee, DIP, DIFG, DIFG II and DISVF (1993 to present); Independent Trustee, EAI Select Managers Equity Fund (a mutual fund) (1996 to 2004).	160	None

Eugene M. Mannella (DOB: 2/1/54)	Trustee	Since 1993	Self-employed consultant (2006 to present); President, Arapain Partners LLC (limited purpose broker-dealer) (1998 to present); Trustee, Transamerica Funds and ATST (2007 to present); Director, TIS (2007 to present); Trustee, DIP, DIFG, DIFG II, and DISVF (1994 to present); President, International Fund Services (alternative asset administration) (1993 to 2005).	160	None

Joyce Galpern Norden (DOB: 6/1/39)	Trustee	Since 1993	Retired (2004 to present); Trustee, Transamerica Funds and ATST (2007 to present); Director, TIS (2007 to present); Trustee, DIP (2002 to present); Trustee, DIFG, DIFG II, and DISVF (1993 to present); Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 to 2004).	160	Board of Governors, Reconstructionist Rabbinical College (2007 to present)

Patricia L. Sawyer (DOB: 7/1/50)	Trustee	Since 1993	Trustee, Transamerica Funds and ATST (2007 to present); Director, TIS (2007 to present); Trustee, DIP, DIFG, DIFG II and DISVF (1993 to present); President and Executive Search Consultant, Smith & Sawyer LLC (consulting) (1989 to present).	160	None

Interested Trustee:***

John K. Carter (DOB: 4/24/61)	Trustee	Since 2006	Chief Compliance Officer (October 2004-September 2006), Senior Vice President (February 2003-July 2006), General Counsel (January 2002-September 2006) and Secretary (December 1999-September 2006), Transamerica Funds, ATST and TIS; President and Chief Executive Officer, DIP, DIFG, DIFG II and DISVF (August 2007 to present); Director (September 2006-present), Senior Vice President (February 2003–July 2006), General Counsel and Secretary (July-2002-September 2006), Chief Compliance Officer (October 2004-September 2006), TIS; President and CEO (July 2006–present), Senior Vice President (December 2002–July 2006), Director (December 2002–present), General Counsel (June 2001-September 2006), Secretary (December 2001–September 2006), Chief Compliance Officer, (August 2004–September 2006), TAM; President and Chief Executive Officer (July 2006–present), Senior Vice President (December 2002-July 2006), Director (December 2002–present), General Counsel (January 2002-September 2006) Secretary (December 2001–September 2006), TFS; Vice President, AFSG Securities Corporation (January 2001–present); Chief Executive Officer (July 2006–present) Vice President (September 2003-July 2006), Secretary (September 2003-September 2006), Chief Compliance Officer (November 2004–September 2006), Transamerica Investors, Inc. (TII); Senior Vice President and General Counsel (February 2003-December 2004), Secretary (May 2002-December 2004), Transamerica Index Funds, Inc. (TIF); Vice President, Transamerica Investment Services, Inc. (TISI) (February 2003–February 2005) and Transamerica Investment Management, LLC (TIM) (November 2001–February 2005)	160	None

*	Each Trustee shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns or his or her term as a Trustee is terminated in accordance with the Trust by-laws.
**	Independent trustee (“Independent Trustee”) means a trustee who is not an “interested person” (as defined under the 1940 Act) of the Trust (the “Independent Trustees”)
***	May be deemed an “interested person” (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust because of his employment with the Investment Adviser or an affiliate of the Investment Adviser.

Officers

The mailing address of each officer is c/o Secretary of the Funds, 570 Carillon Parkway, St. Petersburg, Florida 33716. The following table shows information about the officers, including their ages, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Age	Position(s) Held	Length of Time Served*	Principal Occupation(s) During the Past Five Years

John K. Carter (DOB: 4/24/61)	Chief Executive Officer and President	Since 2006	See above.

Dennis P. Gallagher (DOB: 12/19/70)	Vice President, General Counsel and Secretary	Since 2006	Vice President, General Counsel and Secretary, the Trust, Transamerica Funds, ATST and TIS (September 2006 to present); Vice President, General Counsel and Secretary, DIP, DIFG, DIFG II and DISVF (August 2007 to present); Vice President and Secretary, the Trust (September 2006 to present); Director, Senior Vice President, General Counsel and Secretary, TFAI and TFS (September 2006 to present); Director, Deutsche Asset Management (1998 to 2006).

Elizabeth L. Belanger (DOB: 1/7/72)	Deputy General Counsel, Assistant Secretary and Conflicts of Interest Officer	Since 2007	Deputy General Counsel, Assistant Secretary and Conflicts of Interest Officer, the Trust (November 2007 to present); Deputy General Counsel, Assistant Secretary and Conflicts of Interest Officer, Transamerica Funds, ATST and TIS (July 2007 to present); Deputy General Counsel and Conflicts of Interest Officer (August 2007 to present), Assistant Secretary (August 2005 to present), DIP, DIFG, DIFG II and DISVF; Vice President and Senior Counsel, Diversified (with Diversified since 2005); Director, TFLIC (April 2006 to present); Director of Compliance, Domini Social Investments LLC (November 2003 to May 2005); Associate, Bingham McCutchen LLP (September 1997 to October 2003).

Joe Carusone (DOB: 9/8/65)	Vice President, Treasurer and Principal Financial Officer	Since 2007	Vice President, Treasurer and Principal Financial Officer, the Trust (November 2007 to present); Vice President, Treasurer and Principal Financial Officer, Transamerica Funds, ATST and TIS (July 2007 to present); Vice President (August 2007 to present), Treasurer and Principal Financial Officer (2001 to present), DIP, DIFG, DIFG II and DISVF; Vice President, Diversified (with Diversified since 1999); President, Diversified Investors Securities Corp. (“DISC”) (February 2007 to present); Director, TFLIC (2004 to present).

Christopher A. Staples (DOB: 8/14/70)	Vice President and Chief Investment Officer	Since 2007	Vice President and Chief Investment Officer, the Trust (November 2007 to present); Vice President (July 2007 to present), Chief Investment Officer (June 2007 to present), Senior Vice President (June 2007 to July 2007), Senior Vice President - Investment Management (July 2006 to June 2007), Vice President - Investment Management (2004 to July 2006), Transamerica Funds, ATST and TIS; Vice President and Chief Investment Officer, DIP, DIFG, DIFG II and DISVF (August 2007 to present); Vice President, Investment Administration, TII (2004 to present); Director, TFAI and TFS (2005 to present); Assistant Vice President, Raymond James & Associates (1999 to 2004).

T. Gregory Reymann, II (DOB: 5/13/58)	Chief Compliance Officer	Since 2006	Chief Compliance Officer (September 2006 to present) and Vice President (2005 to present), the Trust; Chief Compliance Officer Transamerica Funds, ATST, TIS and TFAI (September 2006 to present); Senior Vice President, TFAI (September 2006 to present); Senior Vice President, Transamerica Funds, ATST and TIS (September 2006 to July 2007); Vice President and Senior Counsel, TFS (2005 to 2006); Vice President and Counsel, Transamerica Funds, ATST, TFAI and TIS (2004 to 2006), TFS (2004 to 2005) and TIF (2004); Attorney, Gould, Cooksey, et al. (2002 to 2004).

Michael Masson (DOB: 1/21/71)	Assistant Treasurer	Since 2007	Assistant Treasurer, the Trust (November 2007 to present); Assistant Treasurer, Transamerica Funds, ATST and TIS (July 2007 to present); Assistant Treasurer, DIP, DIFG, DIFG II and DISVF (August 2007 to present); Assistant Vice President, ATST and TIS (2005 to present); Assistant Vice President, TII (2005 to present); Assistant Vice President, TFS and TFAI (2005 to present); Assistant Vice President, JPMorgan Chase & Co. (1999 to 2005).

Suzanne Valerio-Montemurro (DOB: 8/13/64)	Assistant Treasurer	Since 2007	Assistant Treasurer, the Trust (November 2007 to present); Assistant Treasurer, Transamerica Funds, ATST and TIS (July 2007 to present); Assistant Treasurer, DIP, DIFG, DIFG II and DISVF (August 2007 to present); Vice President, Diversified (with Diversified since 1998).

*	If an officer has held offices for different Funds for different periods of time, the earliest applicable date is shown. No officer of the Trust, except for the Chief Compliance Officer, receives any compensation from the Trust.

Committees of the Board

The Trustees are responsible for major decisions relating to a fund’s objective, policies and techniques. They review investment decisions, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has an Audit Committee and a Nominating Committee, both that consist of each of the disinterested trustees and perform specialized functions as follows1:

COMMITTEE	FUNCTIONS	MEMBERS	NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR 10/31/2007

AUDIT

The Audit Committee shall (1) oversee the accounting and reporting policies and practices of Transamerica Funds, (2) oversee the quality and integrity of the financial statements of the fund, (3) approve, prior to appointment, the engagement of the fund’s independent auditors, and (4) review and evaluate the independent auditors’ qualifications, independence and performance. In so doing, the Audit Committee shall seek to maintain free and open means of communication among the Trustees, the independent auditors and the management of the fund’s Adviser. The Audit Committee shall meet periodically with management of the Adviser and the fund’s independent auditors, in separate executive sessions. The independent auditors for the fund shall report directly to the Audit Committee. [1]

It is not the responsibility of the Audit Committee to plan or conduct audits or to determine that the fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles. That is the responsibility of management and the independent auditors. Nor is it the duty of the Audit Committee to conduct investigations or to ensure compliance with laws and regulations. In discharging its duties, the Audit Committee may rely on the independent auditor, the fund’s chief financial officer or compliance officer, or any legal or accounting consultant it retains to advise it.

John W. Waechter, Chairperson; Leo J. Hill; Neal M. Jewell; Russell A. Kimball, Jr.; Eugene M. Mannella; Norm R. Nielsen; Joyce Galpern Norden; and Patricia L. Sawyer

[1]

The members of the Committees shall not be subject to greater fiduciary obligations and shall not be subject to a higher standard of care than the other members of the Board because of their work for the Committees.

NOMINATING

The primary purposes and responsibilities of the Committee are to (i) identify individuals qualified to become members of the Board in the event that a position is vacated or created, (ii) consider all candidates proposed to become members of the Board, subject to the procedures and policies set forth in this Charter or resolutions of the Board, (iii) select and nominate, or recommend for nomination by the Board, candidates for election as Trustees and (iv) set any necessary standards or qualifications for service on the Board.

The Nominating Committee operates under a written charter.

1. In the event of any vacancies on the Board, the Nominating Committee shall oversee the process for the identification, evaluation and nomination of potential candidates to serve on the Board. The Nominating Committee may solicit suggestions for nominations from any source it deems appropriate.

2. The Nominating Committee shall evaluate each candidate’s qualifications for Board membership, and, with respect to nominees for Independent Trustee membership, their independence from the fund’s investment advisers and other principal service providers. The Nominating Committee shall consider the effect of any relationships beyond those delineated in the 1940 Act that might impair the independence of a prospective Independent Trustee.

3. In assessing the qualifications of a potential candidate for membership on the Board, the Nominating Committee may consider the candidate’s potential contribution to the operation of the Board and its committees, and such other factors as it may deem relevant. Specific desired (but not required) qualities of Independent Trustee candidates are set forth in the Nominating Committee’s Charter. All equally qualified nominees will be treated equally in consideration by the Nominating Committee. No person shall be qualified to be a Board member unless the Nominating Committee, in consultation with legal counsel, has determined that such person, if elected as a Trustee, would not cause the funds to be in violation of or not in compliance with (a) applicable law, regulation or regulatory interpretation, (b) its organizational documents, or (c) any policy adopted by the Board regarding either the retirement age of Board members or the percentage of a Board that is to be composed of Independent Trustees.

4. While the Nominating Committee is solely responsible for the selection and nomination of potential candidates to serve on the Board, the Nominating Committee may consider and evaluate nominations properly submitted by shareholders of the funds. Nominations proposed by shareholders will be properly submitted for consideration by the Nominating Committee only if the qualifications and procedures set forth in the Nominating Committee’s Charter, as it may be amended from time to time by the Committee or the Board, are met and followed. It shall be in the Nominating Committee’s sole discretion whether to seek corrections of a deficient submission or to exclude a nominee from consideration.

The Nominating Committee shall evaluate, as necessary, the operations and effectiveness of the Board as a whole and shall evaluate the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board.

Patricia L. Sawyer, Chairperson; Leo J. Hill; Neal M. Jewell; Russell A. Kimball, Jr.; Eugene M. Mannella; Norm R. Nielsen; Joyce Galpern Norden; and John W. Waechter

Trustee Ownership of Equity Securities

The table below gives the dollar range of shares of the fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by TAM (collectively, the “Transamerica Asset Management Group”), owned by each Trustee as of December 31, 2007:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustees in Family of Investment Companies
John K. Carter(1)
Leo J. Hill
Neal M. Jewell(2)
Russell A. Kimball, Jr.
Eugene M. Mannella(2)
Norm R. Nielsen
Joyce Galpern Norden(2)
Patricia L. Sawyer(2)
John W. Waechter

(1)	Interested Trustee
(2)	Elected a Trustee on October 30, 2007.

Conflicts of Interest

The following table sets forth information as of December 31, 2007 about securities owned beneficially or of record by each Independent Trustee or members of his or her immediate family, representing interests in the Investment Adviser, Sub-Adviser or Distributor of the fund, or any person controlling, controlled by or under common control with such persons. For this purpose, “immediate family member” includes the Trustee’s spouse, children residing in the Trustee’s household and dependents of the Trustee.

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Leo J. Hill	N/A	N/A	N/A	N/A	N/A
Neal M. Jewell	N/A	N/A	N/A	N/A	N/A
Russell A. Kimball, Jr.	N/A	N/A	N/A	N/A	N/A
Eugene M. Mannella	N/A	N/A	N/A	N/A	N/A
Norm R. Nielsen	N/A	N/A	N/A	N/A	N/A
Joyce Galpern Norden	N/A	N/A	N/A	N/A	N/A
Patricia L. Sawyer	N/A	N/A	N/A	N/A	N/A
John W. Waechter	N/A	N/A	N/A	N/A	N/A

Independent Trustees receive a total annual retainer fee of [$            ] from the Transamerica Funds, as well as total fees of [$            ] per meeting (assumes five meetings annually), of which Transamerica Funds pays a pro rata share allocable to each series of Transamerica Funds based on the relative assets of the series. The Chairman of the Board also receives an additional retainer of [$            ] per year. The Audit Committee Chairperson also receives an additional retainer of [$            ]. Any fees and expenses paid to Trustees who are affiliates of TAM or TCI are paid by TAM and/or TCI and not by Transamerica Funds.

[Under a non-qualified deferred compensation plan effective January 1, 1996, and amended and restated January 1, 2008, (the “Deferred Compensation Plan”) available to the Trustees, compensation may be deferred that would otherwise be payable by Transamerica Funds to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A shares of a series of Transamerica Funds, or Diversified Investors Funds Group II, (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Deferred Compensation Plan will have any material impact on the fund.]

[Amounts deferred and accrued under the Deferred Compensation Plan are unfunded and unsecured claims against the general assets of Transamerica Funds.]

The following table provides compensation amounts paid to Independent Trustees of the fund for the fiscal year ended October 31, 2007.

COMPENSATION TABLE

Name of Person, Position	Aggregate Compensation From Transamerica Funds(1)	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefit Upon Retirement	Total Compensation Paid to Trustees from Transamerica Asset Management Group (3)
Leo J. Hill	$70,000	$64,000	N/A	$134,000
Neal M. Jewell(2)	$—	$—	N/A	$—
Russell A. Kimball, Jr.	$70,000	$96,000	N/A	$166,000
Eugene M. Mannella(2)	$—	$—	N/A	$—
Norm R. Nielsen	$68,500	$—	N/A	$68,500
Joyce Galpern Norden(2)	$—	$—	N/A	$—
Patricia L. Sawyer(2)	$—	$—	N/A	$—
John W. Waechter	$75,000	$—	N/A	$75,000
Total:	$283,500	$160,000		$443,500

(1)

Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the fiscal year ended October 31, 2007 were as follows: $-0-.

(2)	Elected a Trustee on October 30, 2007.
(3)	The Transamerica Asset Management Group currently consists of Transamerica Funds, ATST, TIS, DIFG, DIFGII, DIVF and DIP.

On October 30, 2007, the following Trustees resigned from the Board of Trustees of Transamerica Funds: Peter R. Brown, Daniel Calabria, William W. Short, Jr., Charles C. Harris, Janice B. Case, Jack E. Zimmerman and Robert L. Anderson. For the fiscal year ended October 31, 2007, Transamerica Funds paid compensation to them as provided in the table below.

Name of Person, Position	Aggregate Compensation From Transamerica Funds(1)	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefit Upon Retirement	Total Compensation Paid to Trustees from Transamerica Asset Management Group
Peter R. Brown	$112,500	$210,000	N/A	$322,500
Daniel Calabria	$87,500	$96,000	N/A	$183,500
William W. Short, Jr.	$87,500	$160,000	N/A	$247,500
Charles C. Harris	$87,500	$96,000	N/A	$183,500
Janice B. Case	$87,500	$64,000	N/A	$151,500
Jack E. Zimmerman	$86,000	$160,000	N/A	$246,000
Robert L. Anderson	$86,000	$—	N/A	$86,000
Total:	$634,500	$786,000		$1,420,500

(1)

Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the fiscal year ended October 31, 2007 were as follows: Robert L. Anderson, $21,500; William W. Short, Jr., $70,000; and Daniel Calabria, $14,875.

[During the fiscal year ended October 31, 2007, Transamerica Funds paid $785,363 in Trustees’ fees and expenses (including amounts accrued for Emeritus Plan).] As of December 31, 2007, the Trustees and Officers held in the aggregate less than 1% of the outstanding shares of each series of Transamerica Funds.

SHAREHOLDER COMMUNICATION PROCEDURES

WITH BOARD OF TRUSTEES

The Board of Trustees of Transamerica Funds has adopted these procedures by which shareholders of a fund may send written communications to the Board. Shareholders may mail written communications to the Board, addressed to the care of the Secretary of Transamerica Funds (“Secretary”), as follows:

Board of Trustees

Transamerica Funds

c/o Secretary

570 Carillon Parkway

St. Petersburg, Florida 33716

Each shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the underlying portfolio of the fund to which it relates, and (iii) identify the class (if applicable) held by the shareholder. The Secretary is responsible for collecting, reviewing and organizing all properly submitted shareholder communications. Usually, with respect to each properly submitted shareholder communication, the Secretary shall either (i) provide a copy of the communication to the Board at the next regularly scheduled Board meeting or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because the communication (i) does not reasonably relate to the fund or its operation, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the fund, or (ii) is ministerial in nature (such as a request for fund literature, share data or financial information).

NET ASSET VALUE DETERMINATION

The price at which shares are purchased or redeemed is the net asset value per share (“NAV”) that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund or an authorized intermediary.

When Share Price is Determined

The NAV of the fund is determined on each day the New York Stock Exchange (“NYSE”) is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when the fund does not price its shares (therefore, the NAV of the fund holding foreign securities may change on days when the shareholders will not be able to buy or sell shares of the fund).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day (plus or minus applicable sales charges and/or redemption fees). Purchase and redemption requests received after the NYSE is closed receive the NAV at the close of the NYSE the next day the NYSE is open.

Orders for shares of the Transamerica Funds’ asset allocation funds or investment in separate accounts of insurance companies and corresponding orders for Transamerica Funds’ underlying funds in which they invest are priced on the same day when orders for shares on the Transamerica Funds’ asset allocation funds or investment orders in the separate accounts of investment companies are received. Thus, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares/insurance contracts of the asset allocation funds/separate accounts by regular closing time of the NYSE is deemed to constitute receipt of a proportional order for the corresponding shares of the Transamerica Funds’ underlying funds on the same day, so that both orders generally will receive that day’s NAV.

How NAV is Determined

The NAV of the fund is calculated by taking the value of its assets, less liabilities, and dividing by the number or shares the fund (or class) that are then outstanding.

In general, securities and other investments are valued at market value when market quotations are readily available. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by the investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with the fund’s valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

DIVIDENDS AND OTHER DISTRIBUTIONS

The fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders annually.

PURCHASE OF SHARES

As stated in the prospectus, Class I shares of the fund in this SAI are currently only offered for investment to certain fund of funds (“strategic allocation funds”). Class I shares may be offered to other persons at any time in the future, including institutional investors such as non-U.S.-insurers, domestic insurance companies and their separate accounts.

REDEMPTION OF SHARES

Shareholders may redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three business days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder’s cost, depending upon the market value of the fund’s net assets at the time of redemption.

Shares will normally be redeemed for cash, although the fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. Transamerica Funds has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities for purposes of calculating the fund’s NAV, and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to TFS.

Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.

TAXES

In order to qualify as a regulated investment company (“RIC”), the fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income.

The fund expects to qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for that treatment, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. With respect to the fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the fund’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, in two or more issuers that the fund controls and which are engaged in the same or similar trade or business or of one or more qualified publicly traded partnerships. If the fund qualifies as a RIC and distributes to its shareholders substantially all of its net income and net capital gains, then the fund should have little or no income taxable to it under the Code. Shareholders of a RIC generally are required to include these distributions as ordinary income, to the extent the distributions are attributable to the RIC’s investment income (except for qualifying dividends as discussed below), net short-term capital gain, and certain net realized foreign exchange gains, or as capital gains, to the extent of the RIC’s net capital gain (i.e., net long-term capital gains over net short-term capital losses). If the fund fails to qualify as a RIC, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund’s available earnings and profits.

The fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. The fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Tax laws generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the fund are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax brackets).

•	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•

Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Upon the sale or other disposition of fund shares, or upon receipt of a distribution in complete liquidation of the fund, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61-day time window begins 30 days before and ends 30 days after the date of the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of fund shares held by the shareholder for six months or less, will be treated as a long term capital loss, to the extent of any distributions of net capital gains deemed received by the shareholder, with respect to such shares.

Dividends and interest received by the fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. tax conventions preclude the imposition of such taxes.

Passive Foreign Investment Companies — The fund may invest in the stock of passive foreign investment companies (“PFICs”). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock of a PFIC or of any gain on disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. If such a tax is imposed on the fund, the balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to the fund to the extent that the income is distributed to its shareholders. If the fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund,” then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. Distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

In addition, another election may be available that would involve marking to market the fund’s PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized as of such date although any such gains will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the excess distribution rules would be eliminated, but the fund could incur nondeductible interest charges. The fund’s intention to qualify annually as a RIC may limit the fund’s ability to make an election with respect to PFIC stock.

Options, Futures and Forward Contracts and Swap Agreements — Certain options, futures contracts, and forward contracts in which a fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a fund at the end of each taxable year (and at certain other times as prescribed pursuant to the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by the fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the fund. In addition, losses realized by the fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to the fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a fund which is taxed as ordinary income when distributed to shareholders.

The fund may make one or more of the elections available under the Code which are applicable to straddles. If the fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Because only a few regulations regarding the treatment of swap agreements, and related caps, floors and collars have been implemented, the tax consequences of such transactions are not entirely clear. The fund intends to account for such transactions in a manner deemed by it to be appropriate, but the Internal Revenue Service might not necessarily accept such treatment. If it did not, the status of the fund as a regulated investment company might be affected.

The requirements applicable to the fund’s qualification as a RIC may limit the extent to which the fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.

Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be taxed at the rate of tax applicable to ordinary income.

Market Discount — If the fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase amount is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the fund in each taxable year in which the fund owns an interest in such debt security and receives a principal payment on it. In particular, the fund will be required to allocate that principal payment first to a portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the “accrued market discount.”

Original Issue Discount — Certain debt securities acquired by a fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by the fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Constructive Sales — These rules may affect timing and character of gain if a fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a fund enters into certain transactions in property while holding substantially identical property, the fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the fund’s holding period and the application of various loss deferral provisions of the Code.

Foreign Taxation — Income received by a fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The payment of such taxes will ultimately reduce the amount of dividends and distributions paid to the fund’s shareholders. So long as a fund qualifies as a RIC, certain distribution requirements are satisfied, and more than 50% of such fund’s assets at the close of the taxable year consists of securities of foreign corporations, the fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders.

Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Foreign Currency Transactions — Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time that a fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that a fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of a fund’s investment company taxable income to be distributed to its shareholders as ordinary income which may increase a fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Backup Withholding — A fund may be required to withhold U.S. Federal income tax at the rate of 28% of all amounts deemed to be distributed The 28% rate applies to shareholders receiving payments who:

a. fail to provide a fund with their correct taxpayer identification number,

b. fail to make required certifications or,

c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder’s U.S. Federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding

Taxation of Non-U.S. Shareholders. Dividends from investment company taxable income attributable to the fund’s taxable year beginning before January 1, 2005 or after December 31, 2007 and paid to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (“foreign shareholder”) may be subject to a 30% withholding tax unless the applicable tax rate is reduced by a treaty between the United States and the shareholder’s country of residence. Dividends from investment company taxable income attributable to the fund’s taxable year beginning after December 31, 2004 or before January 1, 2008 that are attributable to short-term capital gains or “qualified interest income” may not be subject to withholding tax, provided that the fund elects to follow certain procedures. A fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Withholding does not apply to a dividend paid to a foreign shareholder that is “effectively connected with the shareholder’s conduct of a trade or business within the United States,” in which case the withholding requirements applicable to domestic taxpayers apply.

The treatment of income dividends and capital gains distributions by a fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a RIC does not involve supervision of the fund’s management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

PRINCIPAL SHAREHOLDERS

The fund had not commenced operations prior to the date of this SAI, and there were no outstanding shares as of the date of this SAI.

MISCELLANEOUS

ORGANIZATION

The fund is a series of Transamerica Funds, a Delaware statutory trust that currently is governed by a Declaration of Trust (“Declaration of Trust”) dated as of November 1, 2007.

On September 20, 1996 in a tax-free reorganization, TA IDEX Janus Growth (formerly IDEX II Growth Fund) acquired all of the assets and assumed all of the liabilities of IDEX Fund and IDEX Fund 3 in exchange for Class T shares of IDEX Janus Growth which were then distributed on a pro rata basis to the respective shareholders of IDEX Fund and IDEX Fund 3. Upon closing of the reorganization, IDEX II Series Fund changed its name to IDEX Series Fund. IDEX Series Fund became IDEX Mutual Funds effective March 1, 1999. Effective March 1, 2004, IDEX Mutual Funds changed its name to Transamerica IDEX Mutual Funds.

Transamerica Funds held a special meeting of shareholders on February 25, 2005 for the purposes of approving, among other things, reorganizing Transamerica Funds from a Massachusetts business trust to a Delaware statutory trust. The shareholders of Transamerica Funds approved this reorganization, funds that have been formed as part of the Delaware statutory trust and which are identical to the then-current funds, assumed the assets and liabilities of the then-current funds and the Delaware statutory trust assumed the registration statement of the Massachusetts business trust.

At a regular meeting of the Board of Trustees on [            ], the Board, including the independent members of the Board, unanimously approved the name change of Transamerica IDEX Mutual Funds to Transamerica Funds effective March 1, 2008.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits Transamerica Funds to issue an unlimited number of shares of beneficial interest. Shares of Transamerica Funds are fully paid and nonassessable when issued. Shares of Transamerica Funds have no preemptive, cumulative voting, conversion or subscription rights. Shares of Transamerica Funds are fully transferable but Transamerica Funds is not bound to recognize any transfer until it is recorded on the books.

The Declaration of Trust provides that each of the Trustees will continue in office until the termination of Transamerica Funds or until the next meeting of shareholders called for the purpose of considering the election or re-election of such Trustee or of a successor to such Trustee, and until his successor, if any, is elected, qualified and serving as a Trustee hereunder. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize Transamerica Funds, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Transamerica Funds’ By-laws, or at the request of the Trustees.

INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at 101 East Kennedy Boulevard, Suite 1500, Tampa, FL 33602, serves as independent registered certified public accounting firm for Transamerica Funds.

CODES OF ETHICS

Transamerica Funds, TAM, the sub-advisers and TCI each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of Transamerica Funds, TAM, the sub-advisers and TCI from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

PROXY VOTING POLICIES AND PROCEDURES

As detailed in the Transamerica Funds Proxy Voting Policies and Procedures below, Transamerica Funds uses the proxy voting policies and procedures of the adviser and/or sub-advisers to determine how to vote proxies relating to securities held by the Transamerica Funds funds. The proxy voting policies and procedures of TAM and the sub-adviser are attached hereto as Appendix B.

Transamerica Funds files SEC Form N-PX, with the complete proxy voting records of the fund for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from Transamerica Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at www.sec.gov.

TRANSAMERICA FUNDS PROXY VOTING POLICIES AND PROCEDURES — Adopted effective June 10, 2003.

I. Statement of Principle

Transamerica Funds seeks to assure that proxies received by the fund are voted in the best interests of the fund’s stockholders and have accordingly adopted these procedures.

II. Delegation of Proxy Voting/Adoption of Adviser and Sub-Adviser Policies

The fund delegates the authority to vote proxies related to portfolio securities to Transamerica Asset Management, Inc. (the “Adviser”), as investment adviser to Transamerica Funds, which in turn delegates proxy voting authority for most portfolios of Transamerica Funds to the sub-adviser retained to provide day-to-day portfolio management for that fund. The Board of Trustees of Transamerica Funds adopts the proxy voting policies and procedures of the adviser and sub-advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of Transamerica Funds.

III. Proxy Committee

The Board of Trustees of Transamerica Funds has appointed a committee of the Board (the “Proxy Committee”) for the purpose of providing the fund’s consent to vote in matters where the adviser or sub-adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons. The Proxy Committee also may review the adviser’s and the sub-adviser’s proxy voting policies and procedures in lieu of submission of the policies and procedures to the entire Board for approval.

IV. Annual Review of Proxy Voting Policies of Adviser and Sub-Advisers

The Board of Trustees of Transamerica Funds or the Proxy Committee of Transamerica Funds will review on an annual basis the proxy voting policies of the adviser and sub-advisers applicable to Transamerica Funds.

PERFORMANCE INFORMATION

Average Annual Total Return Quotation

Quotations of average annual total return for a particular class of shares of a fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the fund over periods of 1, 5, and 10 years. These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

P(1 + T)n = ERV

Where:

P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Average Annual Total Return (After Taxes on Distributions) Quotation

The fund may, from time to time, include “total return after taxes on distributions” in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a fund over periods of 1, 5 and 10 years (up to the life of the fund), calculated pursuant to the following formula which is prescribed by the SEC:

P(1 + T)n = ATVD

Where:

P =	a hypothetical initial payment of $1,000,
T =	the average annual total return (after taxes on distributions),
n =	the number of years, and
ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, a fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the fund from the beginning date of the measuring period. These figures reflect changes in the price of the fund’s shares and assume that any income dividends and/or capital gains distributions made by the fund during the period were reinvested in shares of the fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the fund’s operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

The fund may, from time to time, include “total return after taxes on distributions and redemption” in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a fund over periods of 1, 5 and 10 years (up to the life of the fund), calculated pursuant to the following formula which is prescribed by the SEC:

P(1 + T)n = ATVDR

Where:

P =	a hypothetical initial payment of $1,000,
T =	the average annual total return (after taxes on distributions and redemptions),
n =	the number of years, and
ATVDR =	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, a fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the fund from the beginning date of the measuring period. These figures reflect changes in the price of the fund’s shares and assume that any income dividends and/or capital gains distributions made by the fund during the period were reinvested in shares of the fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the fund’s operations, or on a year-by-year basis).

FINANCIAL STATEMENTS

As the fund had not yet commenced operations as of the date of this SAI, there are no financial statements available to include in this SAI.

APPENDIX A

PORTFOLIO MANAGER INFORMATION

Transamerica Schroders International Small Cap

Other Accounts Managed By the Portfolio Manager

As of October 31, 2007, Matthew Dobbs, portfolio manager of the fund, also managed 6 registered investment accounts with assets of approximately $16,660,664,554 (3 accounts with performance fees; assets: $16,009,565,111), 7 pooled accounts with assets of approximately $2,265,956,477 (1 account with performance fees; assets: $545,464,853), and 5 other accounts with assets of approximately $3,381,460,188.

Conflicts of Interest

Whenever the portfolio manager of the fund manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the fund and the investment strategy of the other accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the fact that other accounts require the portfolio manager to devote less than all of his or her time to the fund may be seen itself to constitute a conflict with the interest of the fund.

The portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. At Schroders, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, These other accounts may include separate accounts, collective trusts, or offshore funds. Certain of these accounts may pay a performance fee, and portfolio managers may have an incentive to allocate investment to these accounts.

Schroders manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors. Schroders has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

The structure of the portfolio manager’s compensation may give rise to potential conflicts of interest. Each portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales.

Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation

Schroders fund managers are paid in a combination of base salary and annual bonus, as well as the standard retirement, health, and welfare benefits available to all of our employees. Certain of the most senior managers also participate in a long-term incentive program.

Base salary is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, and is benchmarked annually against market data to ensure that Schroders is paying competitively. The base salary is subject to an annual review, and will increase if market movements make this necessary and/or if there has been an increase in the employee’s responsibilities. At more senior levels, base salaries tend to move less as the emphasis is increasingly on the discretionary bonus.

Bonuses for fund managers, including Mr. Dobbs, may be comprised of an agreed contractual floor and/or a discretionary component. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by the firm globally. Schroders then assess the performance of the division and of the team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of our clients. For individual fund managers, Schroders assess the performance of their funds relative to competitors and to the relevant benchmarks over one and three year periods, the level of funds under management, and the level of performance fees generated. Schroders also reviews “softer” factors such as leadership, contribution to other parts of the business, and adherence to our corporate values of excellence, integrity, teamwork, passion, and innovation.

For those employees receiving significant bonuses, a part may be deferred in the form of Schroders plc stock These employees may also receive part of the deferred award in the form of notional cash investments in a range of Schroders funds. These deferrals vest over a period of three years and ensure that the interests of the employee are aligned with those of the shareholder and with those of investors. Over recent years, Schroders has increased the level of deferred awards and as a consequence these key employees have an increasing incentive to remain with Schroders as their store of unvested awards grows over time.

Ownership of Securities

As of October 31, 2007, the portfolio manager did not beneficially own any equity securities in the fund.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Transamerica Asset Management, Inc.

PROXY VOTING POLICIES AND PROCEDURES (“TAM Proxy Policy”)

Purpose. The TAM Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and TAM’s fiduciary and other duties to its clients. The purpose of the TAM Proxy Policy is to ensure that where TAM exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to TAM clients exercise voting authority with respect to TAM client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the TAM client.

TAM’s Advisory Activities. TAM acts as investment adviser to Transamerica Funds, Transamerica Income Shares, Inc., Transamerica Series Trust, Diversified Investors Funds Group, Diversified Investors Funds Group II, Diversified Investors Portfolios and Diversified Investors Strategic Variable Funds (collectively, the “Funds”). For most of the investment portfolios comprising the Funds, TAM has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between TAM and each sub-adviser (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and approved by the Board of Trustees/Directors/Managers of the client Fund (the “Board”). TAM serves as a “manager of managers” with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

Summary of the TAM Proxy Policy. TAM delegates the responsibility to exercise voting authority with respect to securities held in the fund’s portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). TAM will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that TAM is called upon to exercise voting authority with respect to client securities, TAM generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. (“ISS”) or another qualified independent third party, except that if TAM believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, TAM will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

Delegation of Proxy Voting Authority to Sub-Advisers. TAM delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser’s proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a “Sub-Adviser Proxy Policy” and collectively, the “Sub-Adviser Proxy Policies”).

Administration, Review and Submission to Board of Sub-Adviser Proxy Policies — Appointment of Proxy Administrator. TAM will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the “Proxy Administrator”).

Initial Review. On or before July 1, 2003, the Proxy Administrator will collect from each Sub-Adviser:

•	its Sub-Adviser Proxy Policy;

•

a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser’s interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and

•	a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client fund’s registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

•

The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to TAM making a recommendation to the Board. In conducting its review, TAM recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator’s review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

-whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

-whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

-whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

•

The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

•

TAM will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator’s review of the Sub-Adviser Proxy Policy provided for in Section V.B.2.

•	TAM will follow the same procedure in connection with the engagement of any new Sub-Adviser.

•	Subsequent Review

•

TAM will request that each Sub-Adviser provide TAM with prompt notice of any material change in its Sub-Adviser Proxy Policy. TAM will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, TAM will request that each Sub-Adviser provide TAM with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by TAM and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

Record of Proxy Votes Exercised by Sub-Adviser. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund. If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

TAM Exercise of Proxy Voting Authority — Use of Independent Third Party. If TAM is called upon to exercise voting authority on behalf of a Fund client, TAM will vote in accordance with the recommendations of ISS or another qualified independent third party (the “Independent Third Party”), provided that TAM agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

Conflict with View of Independent Third Party. If, in its review of the Independent Third Party recommendation, TAM believes that the recommendation is not in the best interests of the Fund client, TAM will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between TAM or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to TAM’s proposed vote.

Asset Allocation Portfolios. For any asset allocation portfolio managed by TAM and operated, in whole or in part, as a “fund of funds”, TAM will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, TAM will seek Board (or Committee) consent with respect to TAM’s proposed vote in accordance with the provisions of Section VI.B.

Conflicts of Interest Between TAM or Its Affiliates and the Funds. The TAM Proxy Voting Policy addresses material conflicts that may arise between TAM or its affiliates and the Funds by, in every case where TAM exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

Recordkeeping — Records Generally Maintained. In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause TAM to maintain the following records:

•	the TAM Proxy Voting Policy; and

•	records of Fund client requests for TAM proxy voting information.

Records for TAM Exercise of Proxy Voting Authority. In accordance with Rule 204-2(c)(2) under the Advisers Act, if TAM exercises proxy voting authority pursuant to Section VI above, TAM, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

•	proxy statements received regarding matters it has voted on behalf of Fund clients;

•	records of votes cast by TAM; and

•	copies of any documents created by TAM that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

Records Pertaining to Sub-Adviser Proxy Policies. The Proxy Administrator will cause TAM and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

•	each Sub-Adviser Proxy Policy; and

•	the materials delineated in Article V above.

If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

Time Periods for Record Retention. All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of TAM.

Provision of TAM Proxy Policy to Fund Clients. The Proxy Administrator will provide each fund’s Board (or a Board Committee) a copy of the TAM Proxy Policy at least once each calendar year.

Schroder Investment Management North America Inc.

Policy Relating To Identifying And Acting Upon Conflicts Of Interest In Connection With Its Proxy Voting Obligations

This document sets forth Schroder Investment Management North America Inc.’s (“Schroders”) policy with respect to proxy voting and its procedures to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940 and Rule 30b1-4 under the Investment Company Act of 1940. Specifically, Rule 206(4)-6 requires that Schroders:

•	Adopt and implement written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients and

•	Disclose its proxy voting policies and procedures to clients and inform them how they may obtain information about how Schroders voted proxies.

•	Rule 30b1-4 requires that the Schroders US Mutual Funds (the “Funds”):

•	Disclose their proxy voting policies and procedures in their registration statements and

•	Annually, file with the SEC and make available to shareholders their actual proxy voting.

(A) PROXY VOTING GENERAL PRINCIPLES

Schroders will evaluate and usually vote for or against all proxy requests relating to securities held in any account managed by Schroders (unless this responsibility has been retained by the client).

Proxies will be treated and evaluated with the same attention and investment skill as the trading of securities in the accounts.

Proxies will be voted in a manner which is deemed most likely to protect and enhance the longer term value of the security as an asset to the account.

PROXY COMMITTEE

The Proxy Committee consists of investment professionals and other officers and is responsible for ensuring compliance with this proxy voting policy. The Committee meets quarterly to review proxies voted, policy guidelines and to examine any issues raised, including a review of any votes cast in connection with controversial issues.

The procedure for evaluating proxy requests is as follows:

Schroders’ Global Corporate Governance Team (the “Team”) is responsible for the initial evaluation of the proxy request, for seeking advice where necessary, especially from the US small cap and mid cap product heads, and for consulting with portfolio managers who have invested in the company should a controversial issue arise.

When making proxy-voting decisions, Schroders generally adheres to the Global Corporate Governance Policy (the “Policy”), as revised from time to time. The Policy, which has been developed by Schroders’ Global Corporate Governance Team and approved by the Schroders Proxy Committee, sets forth Schroders’s positions on recurring issues and criteria for addressing non-recurring issues. The Policy is a part of these procedures and is incorporated herein by reference. The Proxy Committee exercises oversight to assure that proxies are voted in accordance with the Policy and that any votes inconsistent with the Policy or against management are appropriately documented.

Schroders uses Institutional Shareholder Services, Inc. (“ISS”) to assist in voting proxies. ISS provides proxy research, voting and vote-reporting services. ISS’s primary function with respect to Schroders is to apprise the Group of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although Schroders may consider ISS’s and others’ recommendations on proxy issues, Schroders bears ultimate responsibility for proxy voting decisions.

Schroders may also consider the recommendations and research of other providers, including the National Association of Pension Funds’ Voting Issues Service.

CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of Schroders’s clients and the interests of Schroders and/or its employees. Schroders is adopting this policy and procedures to ensure that decisions to vote the proxies are based on the clients’ best interests.

For example, conflicts of interest may arise when:

•	Proxy votes regarding non-routine matters are solicited by an issuer that, directly or indirectly, has a client relationship with Schroders;

•	A proponent of a proxy proposal has a client relationship with Schroders;

•	A proponent of a proxy proposal has a business relationship with Schroders;

•	Schroders has business relationships with participants in proxy contests, corporate directors or director candidates;

The Team is responsible for identifying proxy voting proposals that may present a material conflict of interest. If Schroders receives a proxy relating to an issuer that raises a conflict of interest, the Team shall determine whether the conflict is “material” to any specific proposal included within the proxy. The Team will determine whether a proposal is material as follows:

•

Routine Proxy Proposals: Proxy proposals that are “routine” shall be presumed not to involve a material conflict of interest unless the Team has actual knowledge that a routine proposal should be treated as material. For this purpose, “routine” proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.

•

Non-Routine Proxy Proposals: Proxy proposals that are “non-routine” will be presumed to involve a material conflict of interest, unless the Team determines that neither Schroders nor its personnel have a conflict of interest or the conflict is unrelated to the proposal in question. For this purpose, “non-routine” proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock, option plans, retirement plans, profit-sharing or other special remuneration plans). If the Team determines that there is, or may be perceived to be, a conflict of interest when voting a proxy, Schroders will address matters involving such conflicts of interest as follows: A. If a proposal is addressed by the Policy, Schroders will vote in accordance with such Policy; B. If Schroders believes it is in the best interests of clients to depart from the Policy, Schroders will be subject to the requirements of C or D below, as applicable; C. If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, Schroders may vote such proxy as it determines to be in the best interest of clients, without taking any action described in D below, provided that such vote would be against Schroders’s own interest in the matter (i.e., against the perceived or actual conflict). The rationale of such vote will be memorialized in writing; and D. If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, and Schroders believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then Schroders must take one of the following actions in voting such proxy: (a) vote in accordance with ISS’ recommendation; (b) inform the client(s) of the conflict of interest and obtain consent to vote the proxy as recommended by Schroders; or (c) obtain approval of the decision from the Chief Compliance Officer and the Chief Investment Officer. The rationale of such vote will be memorialized in writing.

RECORD OF PROXY VOTING The Team will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

The Team will also maintain records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents created by the Team and/or the Proxy Committee, or others, that were material to making the voting decision; (iii) any decisions of the Chief Compliance Officer and the Chief Investment Officer.

Schroders will maintain a record of each written request from a client for proxy voting information and its written response to any request (oral or written) from any client for proxy voting information.

Such records will be maintained for six years and may be retained electronically.

Additional Reports and Disclosures for the Schroder Funds

The Funds must disclose their policies and procedures for voting proxies in their Statement of Additional Information. In addition to the records required to be maintained by Schroders, the following information will be made available to the Funds or their agent to enable the Funds to file Form N-PX under Rule 30b1-4: For each matter on which a fund is entitled to vote:

•	Name of the issuer of the security;

•	Exchange ticker symbol;

•	CUSIP number, if available;

•	Shareholder meeting date;

•	Brief summary of the matter voted upon;

•	Source of the proposal, i.e., issuer or shareholder;

•	Whether the fund voted on the matter;

•	How the fund voted; and

•	Whether the fund voted with or against management.

Further, the Funds are required to make available to shareholders the Funds’ actual proxy voting record. If requested, the most recently filed Form N-PX must be sent within three (3) days of receipt of the request.

July 30, 2003

TRANSAMERICA IDEX MUTUAL FUNDS

OTHER INFORMATION

PART C

Item 23	Exhibits

List all exhibits filed as part of the Registration Statement.

(a)	Declaration of Trust (to be filed by amendment)

(b)	Bylaws (to be filed by amendment)

(c)	Not Applicable

(d)	(1)	Investment Advisory Agreements

		(aa)	TA IDEX Transamerica Flexible Income (20)

		(bb)	TA IDEX Jennison Growth (15)

		(cc)	TA IDEX Transamerica Value Balanced (6)

		(dd)	TA IDEX Transamerica High-Yield Bond (15)

		(ee)	TA IDEX Legg Mason Partners All Cap (20)

		(ff)	TA IDEX Transamerica Growth Opportunities and TA IDEX Transamerica Equity (19)

		(gg)	TA IDEX Transamerica Science & Technology (19)

		(hh)	TA IDEX Templeton Transamerica Global (19)

		(ii)	TA IDEX MFS International Equity and TA IDEX American Century Large Company Value (20)

		(jj)	TA IDEX Transamerica Money Market, TA IDEX Transamerica Convertible Securities, TA IDEX PIMCO Total Return, TA IDEX Asset Allocation – Conservative Portfolio, TA IDEX Asset Allocation – Moderate Portfolio, TA IDEX Asset Allocation – Growth Portfolio, TA IDEX Asset Allocation – Moderate Growth Portfolio, TA IDEX Multi-Manager International Fund and TA IDEX Evergreen Health Care (20)

		(kk)	TA IDEX Marsico Growth (8)

		(ll)	TA IDEX Clarion Global Real Estate Securities and TA IDEX PIMCO Real Return TIPS (15)

		(mm)	TA IDEX Transamerica Small/Mid Cap Value (10)

		(nn)	TA IDEX Transamerica Balanced (11)

		(oo)	TA IDEX JPMorgan Mid Cap Value, TA IDEX Marsico International Growth, TA IDEX BlackRock Large Cap Value, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Small Company Growth, TA IDEX Evergreen International Small Cap (20)

		(pp)	TA IDEX AllianceBernstein International Value, TA IDEX Neuberger Berman International, TA IDEX Oppenheimer Developing Markets, TA IDEX JPMorgan International Bond, TA IDEX Federated Market Opportunity, and TA IDEX BlackRock Global Allocation (19)

		(qq)	TA IDEX Van Kampen Mid-Cap Growth (20)

		(rr)	TA IDEX Legg Mason Partners Investors Value (19)

		(ss)	TA IDEX Bjurman, Barry Micro Emerging Growth (16)

		(tt)	TA IDEX Oppenheimer Small- & Mid-Cap Value (16)

		(uu)	TA IDEX Loomis Sayles Bond, TA IDEX Mellon Market Neutral Strategy, TA IDEX BlackRock Natural Resources, TA IDEX UBS Dynamic Alpha and TA IDEX Multi-Manager Alternative Strategies Fund (19)

		(vv)	Transamerica Schroders International Small Cap (to be filed by amendment)

	(2)	Sub-Advisory Agreements

		(aa)	TA IDEX Transamerica Flexible Income (20)

		(bb)	TA IDEX Transamerica Value Balanced (6)

		(cc)	TA IDEX Transamerica High-Yield Bond (15)

		(dd)	TA IDEX Legg Mason Partners All Cap (20)

		(ee)	TA IDEX Transamerica Growth Opportunities and TA IDEX Transamerica Equity (19)

		(ff)	TA IDEX Transamerica Science & Technology (19)

		(gg)	TA IDEX Templeton Transamerica Global (19)

		(hh)	TA IDEX American Century Large Company Value (20)

		(ii)	TA IDEX Jennison Growth (20)

		(jj)	TA IDEX Transamerica Convertible Securities and TA IDEX Transamerica Money Market (5)

		(kk)	TA IDEX PIMCO Total Return (5)

		(ll)	TA IDEX Evergreen Health Care (15)

		(mm)	TA IDEX Legg Mason Partners Investors Value (19)

		(nn)	TA IDEX Clarion Global Real Estate Securities (15)

		(oo)	TA IDEX PIMCO Real Return TIPS (9)

		(pp)	TA IDEX Transamerica Small/Mid Cap Value (10)

		(qq)	TA IDEX Transamerica Balanced (11)

		(rr)	TA IDEX Evergreen International Small Cap (12)

		(ss)	TA IDEX JPMorgan Mid Cap Value (12)

		(tt)	TA IDEX Marsico International Growth (12)

		(uu)	TA IDEX BlackRock Large Cap Value and TA IDEX BlackRock Global Allocation (19)

		(vv)	TA IDEX Transamerica Short-Term Bond (12)

		(ww)	TA IDEX UBS Large Cap Value (20)

		(xx)	TA IDEX Van Kampen Emerging Markets Debt and TA IDEX Van Kampen Small Company Growth (20)

		(yy)	TA IDEX AllianceBernstein International Value (15)

		(zz)	TA IDEX Neuberger Berman International (14)

		(aaa)	TA IDEX Oppenheimer Developing Markets (14)

		(bbb)	TA IDEX JPMorgan International Bond (14)

		(ccc)	TA IDEX Federated Market Opportunity (14)

		(ddd)	TA IDEX Van Kampen Mid-Cap Growth (20)

		(eee)	TA IDEX Asset Allocation – Conservative Portfolio, TA IDEX Asset Allocation – Moderate Portfolio, TA IDEX Asset Allocation – Growth Portfolio, TA IDEX Asset Allocation – Moderate Growth Portfolio, TA IDEX Multi-Manager International Fund and TA IDEX Multi-Manager Alternative Strategies Fund - Morningstar Asset Allocation Management Agreement Amendment (19)

		(fff)	TA IDEX Oppenheimer Small- & Mid-Cap Value (16)

		(ggg)	TA IDEX Bjurman, Barry Micro Emerging Growth Equity (16)

		(hhh)	TA IDEX MFS International Equity (16)

		( iii)	TA IDEX Loomis Sayles Bond (19)

		(jjj)	TA IDEX Mellon Market Neutral Strategy (19)

		(kkk)	TA IDEX BlackRock Natural Resources (19)

		(lll)	TA IDEX Third Avenue Value (19)

		(mmm)	TA IDEX UBS Dynamic Alpha (19)

		(nnn)	Transamerica Schroders International Small Cap (to be filed by amendment)

(e)		(1)	Underwriting Agreement (Schedule I) (19)

		(2)	Dealer’s Sales Agreement (8)

		(3)	Service Agreement (4)

		(4)	Wholesaler’s Agreement (3)

(f)	Trustees Deferred Compensation Plan (to be filed by amendment)

(g)	Custody Agreement (7)

(h)	(1)	(a)	Transfer Agency Agreement (1)

		(b)	Amendment to Transfer Agency Agreement (13)

		(c)	Transfer Agency Agreement (Amended Fee Schedule) dated April 1, 2007 (21)

	(2)	(a)	Administrative Services Agreement (7)

		(b)	Amendment to Administrative Services Agreement (13)

	(3)	Expense Limitation Agreement (20)

	(4)	Consulting Agreement (10)

(i)	Opinion of Counsel (to be filed by amendment)

(j)	Consent of Independent Registered Certified Public Accounting Firm (PricewaterhouseCoopers LLP) (to be filed by amendment)

(k)	n/a

(l)	Investment Letter from Sole Shareholder (2)

(m)	(1)	Amended and Restated Plan of Distribution of the Registrant under Rule 12b-1 - Class A, B and L Shares (9)

	(2)	Amendment to the Plan of Distribution of the Registrant under Rule 12b-1 – Class L to Class C Shares (10)

	(3)	Amendment to the Plan of Distribution of the Registrant under Rule 12b-1 - Class A, B and C Shares (all funds) (19)

	(4)	Amendment to the Plan of Distribution of the Registrant under Rule 12b-1 - Class A, B and C Shares (all funds) (21)

(n)	Amended and Restated Plan for Multiple Classes of Shares (21)

(o)	Reserved

(p)	Code of Ethics

	(1)	Transamerica IDEX Mutual Funds (15)

	(2)	Transamerica Fund Advisors, Inc. (15)

SUB-ADVISERS

	(3)	AEGON USA Investment Management, LLC (15)

	(4)	Federated Equity Management Company of Pennsylvania (15)

	(5)	ClearBridge Advisors, LLC (20)

	(6)	Transamerica Investment Management, LLC (15)

	(7)	Jennison Associates LLC (15)

	(8)	American Century Investment Management, Inc. (15)

	(9)	Pacific Investment Management Company LLC (15)

	(10)	Columbia Management Advisors, LLC (15)

	(11)	ING Clarion Real Estate Securities (15)

	(12)	Templeton Investment Counsel, LLC (15)

	(13)	Evergreen Investment Management Company, LLC (15)

	(14)	J.P. Morgan Investment Management Inc. (15)

	(15)	UBS Global Asset Management (Americas) Inc. (15)

	(16)	Morgan Stanley Investment Management Inc. (15)

	(17)	Gateway Investment Advisers, Inc. (15)

	(18)	Alliance Capital Management LP (15)

	(19)	Neuberger Berman Management LP (15)

	(20)	Oppenheimer Funds, Inc. LP (15)

	(21)	Morningstar Associates, LLC (15)

	(22)	Bjurman, Barry & Associates (16)

	(23)	Loomis, Sayles & Company, L.P. (17)

	(24)	BlackRock Investment Management, LLC (17)

	(25)	Franklin Portfolio Associates, LLC (19)

	(26)	Third Avenue Management LLC (17)

	(27)	MFS Investment Management (18)

	(28)	Schroder Investment Management North America Inc. (to be filed by amendment)

(q)	Powers of Attorney (filed herein)

All exhibits filed previously are herein incorporated by reference

(1)	Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 16, 1995 (File No. 33-2659).

(2)	Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 33-2659).

(3)	Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 33-2659).

(4)	Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 33-2659).

(5)	Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 17, 2001 (File No. 33-2659).

(6)	Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 29, 2002 (File No. 33-2659).

(7)	Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 33-2659).

(8)	Filed previously with Post-Effective Amendment No. 50 to Registration Statement on November 12, 2002 (File No. 33-2659).

(9)	Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 33-2659).

(10)	Filed previously with Post-Effective Amendment No. 56 to Registration Statement on March 1, 2004 (File No. 33-2659).

(11)	Filed previously with Post-Effective Amendment No. 61 to Registration Statement on October 1, 2004 (File No. 33-2659).

(12)	Filed previously with Post-Effective Amendment No. 63 to Registration Statement on November 2, 2004 (File No. 33-2659).

(13)	Filed previously with Post-Effective Amendment No. 67 to Registration Statement on February 25, 2005 (File No. 33-2659).

(14)	Filed previously with Post-Effective Amendment No. 72 to Registration Statement on November 8, 2005 (File No. 33-2659).

(15)	Filed previously with Post-Effective Amendment No. 77 to Registration Statement on March 1, 2006 (File No. 33-2659).

(16)	Filed previously with Post-Effective Amendment No. 79 to Registration Statement on August 1, 2006 (File No. 33-2659).

(17)	Filed previously with Post-Effective Amendment No. 81 to Registration Statement on October 13, 2006 (File No. 33-2659).

(18)	Filed previously with AEGON/Transamerica Series Trust Post-Effective Amendment No. 66 to Registration Statement on April 28, 2006, and incorporated herein by reference (File No. 811-4419).

(19)	Filed previously with Post-Effective Amendment No. 83 to Registration Statement on December 21, 2006 (File No. 33-2659).

(20)	Filed previously with Post-Effective Amendment No. 85 to Registration Statement on March 1, 2007 (File No. 33-2659).

(21)	Filed previously with Post-Effective Amendment No. 87 to Registration Statement on October 26, 2007 (File No. 33 2659)

Item 24	Persons Controlled by or under Common Control with the Fund

To the knowledge of the Registrant, neither the Registrant nor any Series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

Item 25	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26	Business and Other Connections of Investment Advisers

Transamerica Asset Management, Inc. (“TAM”) (formerly, Transamerica Fund Advisors, Inc.) is principally engaged in offering investment advisory services. The only businesses, professions, vocations or employments of a substantial nature of John K. Carter, Christopher A. Staples and Dennis P. Gallagher, directors of TAM, are described in the Statement of Additional Information under the section entitled “Management of the Fund.” Additionally, the following describes the principal occupations of other persons who serve as executive officers of TAM: Karen D. Heburn, Senior Vice President, Chief Financial Officer and Treasurer TAM and Senior Vice President and Treasurer of Transamerica Fund Services, Inc. and other related entities.

*        *        *

AEGON USA Investment Management LLC (“AUIM”), 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, serves as sub-adviser to TA IDEX Transamerica High-Yield Bond. Its managers and officers are:

MANAGERS:

David L. Blankenship

David M. Carney

Frank E. Collecchia

Eric B. Goodman

OFFICERS:

Eric B. Goodman, President & Chief Investment Officer

David L. Blankenship, Executive Vice President and Chief Operating Officer

Kirk W. Buese, Executive Vice President – Private and Structured Finance

David M. Carney, Executive Vice President, Treasurer and Chief Financial Officer

Frank E. Collecchia, Executive Vice President-Portfolio Management

Daniel P. Fox, Executive Vice President – Risk Management

Bradley J. Beman, Senior Vice President

Josh E. Braverman, Senior Vice President

Joel L. Coleman, Senior Vice President

Mark E. Dunn, Senior Vice President

Robert Fitzsimmons, Senior Vice President

Kevin A. Giles, Senior Vice President – New Initiatives

David R. Halfpap, Senior Vice President

William L. Hurwitz, Senior Vice President

James R. Landis, Senior Vice President

Calvin W. Norris, Senior Vice President

Eric C. Perry, Senior Vice President

Stephanie M. Phelps, Senior Vice President

James K. Schaeffer, Jr., Senior Vice President

Sarvjeev S. Sidhu, Senior Vice President

Michael B. Simpson, Senior Vice President

Jon L. Skaggs, Senior Vice President

Robert A. Smedley, Senior Vice President

Jeffrey A. Whitehead, Senior Vice President

John F. Bailey, Vice President

James K. Baskin, Vice President

Gregg A. Botkin, Vice President

James K. Cameron, Vice President

Garry E. Creed, Vice President

Douglas A. Dean, Vice President

Bradley D. Doyle, Vice President

Cindy Eason-Manning, Vice President

Mark D. Evans, Vice President

Julie A. Franklin, Vice President

Scott P. Hassenstab, Vice President

William J. Henricksen, Vice President

David Hopewell, Vice President

Frederick B. Howard, Vice President

Karen E. Hufnagel, Vice President

Jon D. Kettering, Vice President

John D. Marcsik, Vice President

Jeffrey T. McGlaun, Vice President

Jeremy S. Mead, Vice President

Steven P. Opp, Vice President

Christopher D. Pahlke, Vice President

Michael J. Parrish, Vice President

Mary T. Pech, Vice President

Greg A. Podhajsky, Vice President

Stacey S. Rutledge, Vice President

Michael S. Smith, Vice President

J. Staley Stewart, Vice President

Debra R. Thompson, Vice President

Michael A. Urban, Vice President

Xueqing Wang, Vice President

Douglas A. Weih, Vice President

Karen R. Wright, Vice President

M. Christina Galligan, Assistant Vice President

Paul J. Houk, General Counsel and Secretary

Jessica L. Cole, Chief Compliance Officer

Clint L. Woods, Assistant Secretary

*        *        *

AllianceBernstein, LP (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105, serves as sub-adviser to TA IDEX AllianceBernstein International Value. Lewis A. Sanders is Chairman and Chief Executive Officer; Roger Hertog is Vice Chairman and Director; Christopher M. Condron, Lorie A. Slutsky, Peter Etzenbach, Dominique Carrel-Billiard, Benjamin D. Holloway, Henri De Castries, Denis Duverne, Stanley B. Tulin, William Jarmain and Peter J. Tobin are Directors; Gerald M. Lieberman is President, Chief Operating Officer and Director; Robert H. Joseph, Jr. is Senior Vice President and Chief Financial Officer; Mark R. Manley is Senior Vice President, Assistant Secretary and Chief Compliance Officer.

*        *        *

American Century Investment Management, Inc., (“American Century”), 4500 Main Street, Kansas City, Missouri 64111, serves as sub-adviser to TA IDEX American Century Large Company Value. James Evans Stowers, Jr. is a Director; James Evans Stowers, III is a Director; William McClellan Lyons is Chairman of the Board; Jonathan Thomas is Chief Financial Officer and Chief Accounting Officer; Maryanne Roepke is Chief Compliance Officer; David C. Tucker is Chief Legal Officer and Senior Vice President; Enrique Chang is President, Chief Executive Officer and Chief Investment Officer.

*        *        *

Bjurman, Barry & Associates (“Bjurman, Barry”), 10100 Santa Monica Blvd., Ste. 1200, Los Angeles, CA 90067, serves as sub-adviser to TA IDEX Bjurman, Barry Micro Emerging Growth. G. Andrew Bjurman, CFA, CIC is President and Chief Executive Officer; O. Thomas Barry, CFA, CIC is Senior Executive Vice President and Chief Investment Officer; Stephen W. Shipman, CFA is Executive Vice President /Director of Research; Patrick T. Bradford, is Assistant Vice President/Head Equity Trader/Portfolio Manager; Roberto P. Wu, CFA, is Portfolio Manager/Research Analyst; and Kathy Pommet is Chief Compliance Offer.

*        *        *

BlackRock Investment Management, LLC (“BlackRock”), 800 Scudders Mill Road, Plainsboro, NJ 08536, serves as sub-adviser to TA IDEX BlackRock Global Allocation, TA IDEX BlackRock Large Cap Value and TA IDEX BlackRock Natural Resources. Laurence Douglas Fink is Chief Executive Officer; Robert S. Kapito is President; Steven E. Buller is Chief Financial Officer; Robert Peter Connolly is General Counsel, Secretary and Managing Director; Robert Steven Kapito is Vice Chairman; Henrey Gabbay is Managing Director and Chief Administrative Officer; Bartholomew Angelo Battista is Managing Director and Chief Compliance Officer; John Moran Patrick is Managing Director and Treasurer; and Laurence James Carolan and Kevin Michael Klingert are Managing Directors.

*        *        *

ClearBridge Advisors, LLC (“ClearBridge”), 620 Eighth Avenue, New York, New York 10018, serves as sub-adviser to TA IDEX Legg Mason Partners All Cap and TA IDEX Legg Mason Partners Investors Value. The directors and officers are as follows: Terrence James Murphy is Chief Administrative Officer; Brian Scott Posner is President, Chief Executive Officer and Co-Chief Investment Officer, Harry David Cohen is Co-Chief Investment Officer; Barbara Brooke Manning is Chief Compliance Officer; Mark Raymond Fetting, Peter Lanning Bain and Charles James Daley are Directors.

*        *        *

Columbia Management Advisors, LLC, (“Columbia”), 100 Federal Street, Boston, MA 02110, serves as sub-adviser to TA IDEX Marsico Growth. Keith T. Banks, Chairman, President, Chief Executive Officer, and Manager; Colin Moore, Chief Investment Officer; Atul Varma, Chief Financial Officer; Christopher L. Wilson, Head of Mutual Funds and Manager; Linda J. Wondrack, Chief Compliance Officer.

*        *        *

Evergreen Investment Management Company, LLC (“Evergreen”), 200 Berkeley Street, Boston Massachusetts 02116-5034, is sub-adviser to TA IDEX Evergreen International Small Cap and TA IDEX Evergreen Health Care. Evergreen is a wholly owned subsidiary of Wachovia Corporation and Wachovia Bank, N.A.

The principal executive officers of Evergreen are: William Douglas Munn, Chief Operating Officer and Director; Dennis Henry Ferro, President, Chief Investment Officer and Director; Michael Howard Koonce, Secretary and Chief Legal Officer; Richard Scott Gershen, Director; Barbara Ann Lapple, Chief Compliance Officer; Christopher Paul Conkey, Chief Investment Officer; and Matthew Charles Moss, Chief Financial Officer.

*        *        *

Federated Equity Management Company of Pennsylvania (“Federated”), Federated Investors Tower, Pittsburgh, PA 15222-3779, serves as sub-adviser to TA IDEX Federated Market Opportunity. It is a subsidiary of Federated Investors, Inc.

Federated serves as investment adviser to a number of investment companies and private accounts. Total assets under management by Federated and other subsidiaries of Federated Investors, Inc. is approximately $279 billion. The Trustees of Federated, their position with Federated, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee and Chairman (Chief Executive Officer and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp., Federated MDTA LLC.; Chairman, Passport Research, Ltd.; Trustee, Federated Investment Counseling, Federated Asset Management GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); John B. Fisher, Trustee, Chief Executive Officer and President (Trustee, Chief Executive Officer and President of Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp., Federated MDTA LLC.; Trustee and President – Investment Research, Federated Investment Counseling; Chief Executive Officer and President, Passport Research, Ltd.); Thomas R. Donahue, Trustee and Treasurer (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investors Trust Company, Federated Services Company and Federated Shareholder Services Company; Trustee and Executive Vice

President, Federated Securities Corp.; Director and President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.; Trustee, Federated MDTA LLC.); Stephen F. Auth, Executive Vice President (Executive Vice President, Federated Advisory Services Company, Federated Global Investment Management Corp. and Federated Investment Counseling); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bavard, 107 W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.

The remaining Officer of Federated is Secretary and Vice President: G. Andrew Bonnewell.

The business address of each of the Officers of Federated is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

*        *        *

Franklin Portfolio Associates, LLC (“Franklin Associates”), a fully owned subsidiary of The Bank of New York Mellon Financial Corporation, One Boston Place, 34th Floor, Boston, MA 02108, serves as sub-adviser to TA IDEX Mellon Market Neutral Strategy. John Cone is President, Chief Executive Officer and Director; Oliver Buckley is Executive Vice President and Chief Investment Officer; Paul Healey is Executive Vice President, Chief Operating Officer and Director; Gregg Pendergast is Senior Vice President and Chief Compliance Officer; Jonathan Calvert, Michael Dunn, Langton Garvin and Mary McDermott-Holland are Senior Vice Presidents. Timothy Burke, Caroline Conway, Kristin Crawford, Thomas Dion, David Dirks, Amitabh Dugar, John Manley, Pritha Mitra-Stiff, John Pierce, and Patrick Slattery are Vice Presidents.

*        *        *

ING Clarion Real Estate Securities (“Clarion”), 259 North Radnor-Chester Road, Suite 205, Radnor, PA 19087, serves as sub-adviser for TA IDEX Clarion Global Real Estate Securities. Its officers are: T. Ritson Ferguson, Executive Officer/Chief Investment Officer; Jarrett B. Kling, Executive Officer; Stephen J. Furnary, Executive Officer; Charles Grossman, Executive Officer; G. Stephen Cordes, Executive Officer and Jeffrey A. Barclay, Executive Officer.

*        *        *

Jennison Associates LLC (“Jennison”), the sub-adviser to TA IDEX Jennison Growth, is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly owned subsidiary of Prudential Financial, Inc. Jennison provides investment supervisory services to its clients, which are comprised primarily of corporations, trusteed pension and profit-sharing plans, charitable organizations, endowments, insurance separate accounts, affiliated and third-party mutual funds, other commingled funds and individually managed accounts for managed account programs sponsored by broker dealers.

The business and other connections of Jennison’s directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

NAME AND ADDRESS	Principal Occupation
Dennis M. Kass	Director, Chairman and Chief Executive Officer, Jennison. Chairman and Manager, Quantitative Management Associates LLC (“QM”). Director, Senior Managing Director and Vice President, Prudential Investment Management, Inc. (“PIM”).

Spiros Segalas	Director, President and Chief Investment Officer, Jennison.

Mehdi A. Mahmud	Director, Vice Chairman, Managing Director and Chief Operating Officer, Jennison.

Timothy Knierim Gateway Center Three, 14th Floor 100 Mulberry Street Newark, New Jersey 07102	Director, Jennison. Assistant Secretary, PIM Warehouse, Inc. (“PIMW”). Vice President, PIM. Manager, QM.

NAME AND ADDRESS	Principal Occupation
Bernard B. Winograd Gateway Center Three, 15th Floor 100 Mulberry Street Newark, New Jersey 07102	Director, Jennison. Director, Chairman, Chief Executive Officer and President, PIM. Manager and Vice President, Prudential Asset Management Holding Company LLC. Director and Chairman, PIMW. Director and Chairman, PIC Holdings Limited. Executive Vice President, Prudential Investment Management Services LLC. Director and President, PIM Investments, Inc. President, PIM Foreign Investments, Inc. Manager, QM.

Ronald K. Andrews Gateway Center Three, 15th Floor 100 Mulberry Street Newark, New Jersey 07102	Director, Jennison. Senior Vice President, Prudential Investments LLC. Senior Vice President, Prudential Annuities Advisory Services, Inc. Manager, QM.

Mirry M. Hwang	Secretary, Vice President and Corporate Counsel, Jennison.

Joseph M. Carrabes	Executive Vice President, Jennison.

Kenneth Moore	Treasurer, Executive Vice President and Chief Financial Officer, Jennison. Chief Financial Officer, Manager and Vice President, QM. Vice President, PIM. Director, Prudential Trust Company.

Stuart S. Parker	Executive Vice President, Jennison. Vice President, QM.

Leslie S. Rolison	Senior Vice President, Jennison. Vice President, QM.

*        *        *

J.P. Morgan Investment Management Inc. (“J.P. Morgan”) serves as sub-adviser to TA IDEX JPMorgan Mid Cap Value and TA IDEX JPMorgan International Bond. J.P. Morgan is a wholly owned subsidiary of JPMorgan Chase & Co. J.P. Morgan provides investment management and related services for corporate, public and union employee benefit funds, foundations, endowments, insurance companies and government agencies.

The directors and principal officers of J.P. Morgan are listed below. Unless otherwise indicated, each director and officer has a principal business address of 245 Park Avenue, New York, New York 10167:

Officer Names	Title and/or Status
Evelyn V. Guernsey	President, Director, Managing Director Other Substantial Occupation Chairperson, President and CEO, JPMorgan Investment Advisors Inc.

Joseph K Azelby	Director, Managing Director

Clive S. Brown	Director, Managing Director

Seth P. Bernstein	Director, Global Head of Fixed Income, Managing Director

George C.W. Gatch	Director, Managing Director

Iiman (Amy) Pappas	Director, Treasurer, Managing Director

Paul A. Quinsee	Director, Managing Director

Lawrence M. Unrein	Director, Managing Director

Martin R. Porter	Global Head of Equities, Managing Director

Scott E. Richter	Chief Legal Officer

John L. Oliva	Chief Compliance Officer

*        *        *

Loomis, Sayles & Company, L.P. (“Loomis”), One Financial Center, Boston, MA 02111-2611, serves as sub-adviser to TA IDEX Loomis Sayles Bond. Robert J. Blanding is Chief Executive Officer; Kevin P. Charleston is Chief Financial Officer; Donald P. Ryan is Vice President and Chief Compliance Officer; and Jean S. Loewenberg is Chief Legal Officer.

*        *        *

MFS Investment Management (“MFS”), 500 Boylston Street, Boston, Massachusetts 02116, serves as sub-adviser to TA IDEX MFS International Equity. The Directors of MFS are Robert C. Pozen, Robert J. Manning, Martin E. Beaulieu, Robin A. Stelmach, Donald A. Stewart and Thomas A. Bogart. Robert C. Pozen is the Chairman and Chairman of the Board; Mr. Manning is Chief Executive Officer, Chief Investment Officer, and President; Mr. Beaulieu is Executive Vice President and Director of Global Distribution; Robin A. Stelmach is Executive Vice President and Chief Operating Officer; Maria F. Dwyer is Executive Vice President, Chief Regulatory Officer and Chief Compliance Officer; Mark N. Polebaum is an Executive Vice President, General Counsel and Secretary; Mitchell C. Freestone, Ethan D. Corey, Mark D. Kaplan, Daniel W. Finegold, Mark D. Kaplan and Susan S. Newton are Assistant Secretaries; Michael W. Roberge is an Executive Vice President, Chief Investment Officer-U.S. Investments and Co-Director of Global Research; David A. Antonelli is an Executive Vice President, Chief Investment Officer-Non U.S. and Global Equity Investments and Co-Director of Global Research; Deborah H. Miller is an Executive Vice President and Director of Equity Quantitative Research; Paul T. Kirwan is an Executive Vice President, Chief Financial Officer and Treasurer; and Elizabeth Petipas is the Assistant Treasurer, and Timothy Tierney is the Tax Officer.

*        *        *

Morgan Stanley Investment Management, Inc., doing business as Van Kampen (“Van Kampen”), 1221 Avenue of the Americas, New York, NY 10020, serves as sub-adviser to TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Mid-Cap Growth and TA IDEX Van Kampen Small Company Growth. The directors and principal officers are listed below.

Owen D. Thomas President and Chief Operating Officer	President and Chief Operating Officer of Van Kampen Advisors Inc., Van Kampen Asset Management, Van Kampen Investments Inc., Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.

Ronald E. Robison Managing Director and Director	Managing Director and Director of Van Kampen Asset Management, Van Kampen Investments Inc., Director and Chief Administrative Officer of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc., Director of Morgan Stanley Distributors Inc., Morgan Stanley Trust, Morgan Stanley Distribution, Inc. and Van Kampen Investor Services Inc.

Amy R. Doberman Managing Director and Secretary	Managing Director and General Counsel of Morgan Stanley Investment Management

Dennis F. Shea Managing Director of Chief Investment Officer-Global Equity Group	Managing Director and Chief Investment Officer-Global Equity Group of Morgan Stanley Asset Management

J. David Germany Managing Director and Chief Investment Officer-Global Fixed Income Group	Managing Director and Chief Investment Officer-Global Fixed Income Group

Carsten Otto Managing Director and Chief Compliance Officer	Managing Director and Chief Compliance Officer of Morgan Stanley Investment Advisors Inc., Van Kampen Advisors Inc. and Van Kampen Asset Management. Chief Compliance Officer of Van Kampen Investor Services Inc. and Van Kampen Investments Inc.

Kenneth Castiglia Chief Financial Officer and Treasurer	Chief Financial Officer of Van Kampen Advisors Inc., Van Kampen Asset Management, Van Kampen Investments Inc., Treasurer of Morgan Stanley Services Company Inc., Chief Financial Officer, Treasurer and Director of Morgan Stanley Distributors Inc. and Morgan Stanley Distribution, Inc.

*        *        *

Neuberger Berman Management, Inc. (“Neuberger”), 605 Third Avenue, New York, New York 10158, serves as sub-adviser to TA IDEX Neuberger Berman International. Chamaine Williams is Chief Compliance Officer; Peter E. Sundman is President and Director; Joseph Amato and Jack L. Rivkin are Directors; Robert J. Conti and Brian J. Gaffney are Sr. Vice Presidents; Maxine L. Gerson is General Counsel and Secretary; Edward S. Grieb is Chief Financial Officer and Treasurer.

*        *        *

OppenheimerFunds (“Oppenheimer”), Two World Financial Center, 225 Liberty Street, New York, New York 10281, serves as sub-adviser to TA IDEX Oppenheimer Developing Markets and TA IDEX Oppenheimer Small- & Mid-Cap Value. John V. Murphy is Chief Executive Officer; Kurt J. Wolfgruber is President and Chief Investment Officer; Richard Knott and Craig P. Dinsell are Executive Vice Presidents; Robert G. Zack is Executive Vice President and General Counsel; Brian W. Wixted is Sr. Vice President and Treasurer; David M. Pfeffer is Sr. Vice President and Chief Financial Officer; Mark S. Vandehey is Sr. Vice President and Chief Compliance Officer.

*        *        *

Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as sub-adviser to TA IDEX PIMCO Total Return and TA IDEX PIMCO Real Return TIPS. Officers and Executive Officers of PIMCO are as follows:

Arnold, Tammie J.	Pacific Investment Mgt Co. LLC	Head, Product Management	Managing Director

Benz II, William R.	PIMCO Europe Limited	Head of Acct Mgmt-Europe	Managing Director

Brynjolfsson, John B	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Cupps, Wendy W.	Pacific Investment Mgt Co. LLC	Co-Head of Product Mgmt	Managing Director

Dialynas, Chris P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Gross, William H.	Pacific Investment Mgt Co. LLC	Founder, Sr Port Mgr	Managing Director

Hamalainen, Pasi M.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Harris, Brent Richard	Pacific Investment Mgt Co. LLC		Managing Director

Hodge, Douglas M.	PIMCO Japan Limited	Acct Mgr-Dir Asia Pacific	Managing Director

Holden, Brent L.	Pacific Investment Mgt Co. LLC	Senior Account Manager	Managing Director

Isberg, Margaret E.	PIMCO Canada	Marketing - Canada	Managing Director

Ivascyn, Daniel J.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Jacobs IV, Lew W.	Pacific Investment Mgt Co. LLC	Head Fixed Income, Munich	Managing Director

Keller, James M.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Mariappa, Sudesh N.	Pacific Investment Mgt Co. LLC	Global Portfolio Mgmt	Managing Director

Mather, Scott A.	Germany Fixed Income	Head of PM - Europe	Managing Director

McCray, Mark V.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

McCulley, Paul A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

McDevitt, Joseph V.	PIMCO Europe Limited	Head of PIMCO Europe	Managing Director

Muzzy, James Frederic	Pacific Investment Mgt Co. LLC	Founder	Managing Director

Otterbein, Thomas J.	Pacific Investment Mgt Co. LLC	Co-Hd of US Acct Mgmt	Managing Director

Powers, William C.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Ravano, Emanuele	PIMCO Europe Limited	Head Portfolio Mgt London	Managing Director

Schmider, Ernest L.	Pacific Investment Mgt Co. LLC	Head of Funds Admin	Managing Director

Simon, W Scott	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Takano, Makoto	PIMCO Japan Limited	President of PIMCO Japan	Managing Director

Thompson, William S.	Pacific Investment Mgt Co. LLC	Chief Executive Officer	Managing Director

Weil, Richard M.	Pacific Investment Mgt Co. LLC	Chief Operating Officer	Managing Director

Zhu, Changhong	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Burns, Robert Wesley	Pacific Investment Mgt Co. LLC	President of PIMCO Funds	Consulting MD

Loftus, John S.	Pacific Investment Mgt Co. LLC	Head of CRG	Consulting MD

Podlich, William F.	Pacific Investment Mgt Co. LLC		Consulting MD

Amey, Mike	PIMCO Europe Limited	Portfolio Manager	Executive VP

Andrews, David S.	Pacific Investment Mgt Co. LLC	Credit Analyst	Executive VP

Asay, Michael R.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Baker, Brian P.	PIMCO Hong Kong	Account Manager	Executive VP

Banno, Denise C.	Pacific Investment Mgt Co. LLC	Chief Compliance Officer	Executive VP

Baz, Jamil	PIMCO Europe Limited	Portfolio Manager	Executive VP

Beaumont, Stephen B.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Bhansali, Vineer	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Bishop, Gregory A.	Pacific Investment Mgt Co. LLC	Manager, IWG	Executive VP

Blau, Volker	Germany Fixed Income	Head Insurance	Executive VP

Bosomworth, Andrew	Germany Fixed Income	Head Derivatives & MM	Executive VP

Brittain, WH Bruce	Pacific Investment Mgt Co. LLC	PARS Product Manager	Executive VP

Callin, Sabrina C.	Pacific Investment Mgt Co. LLC	StocksPLUS Product Mgr	Executive VP

Clarida, Richard H	Pacific Investment Mgt Co. LLC	Global Strategic Advisor	Executive VP

Conseil, Cyrille R.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Cummings, John B.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Dada, Suhail H.	PIMCO Europe Limited	Hd, Middle East Bus Devlp	Executive VP

Dawson, Craig A.	Pacific Investment Mgt Co. LLC	HY/Inv Grade Product Mgr	Executive VP

De Leon, William G.	Pacific Investment Mgt Co. LLC	EVP, Portfolio Manager	Executive VP

Flattum, David C.	Pacific Investment Mgt Co. LLC	General Counsel	Executive VP

Foong, Hock Meng	PIMCO Asia Pte Ltd	Acct Mgr / Office Head	Executive VP

Fulford III, Richard F.	PIMCO Europe Limited	Account Manager	Executive VP

Gleason, George Steven	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Gomez, Michael A.	Pacific Investment Mgt Co. LLC	Emerging Market Port Mgr	Executive VP

Greer, Robert J.	Pacific Investment Mgt Co. LLC	Real Return Product Mgr	Executive VP

Hally, Gordon C.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Hardaway, John P.	Pacific Investment Mgt Co. LLC	Mgr, Mut Funds Operations	Executive VP

Holloway Jr., Dwight F.	PIMCO Europe Limited	Account Manager	Executive VP

Hudoff, Mark T.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Kiesel, Mark R.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Louanges, Matthieu	Germany Fixed Income	Head European Governments	Executive VP

Lown, David C.	Pacific Investment Mgt Co. LLC	Sr Exec Assoc/Sr Tech Mgr	Executive VP

Masanao, Tomoya	PIMCO Japan Limited	Portfolio Manager	Executive VP

Mead, Robert	PIMCO Australia Pty. Ltd.	Portfolio Manager	Executive VP

Mewbourne, Curtis A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Miller, John M.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Monson, Kristen S.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Moore, James F.	Pacific Investment Mgt Co. LLC	Product Mgr, Pension Spec	Executive VP

Ongaro, Douglas J.	Pacific Investment Mgt Co. LLC	Manager, IFA	Executive VP

Ozeki, Koyo	PIMCO Japan Limited	Hd, Asian Credit Research	Executive VP

Paulson, Bradley W.	Pacific Investment Mgt Co. LLC	Head Global Legal/Compl.	Executive VP

Philipp, Elizabeth M.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Porterfield, Mark J.	Pacific Investment Mgt Co. LLC	Media & Public Relations	Executive VP

Rodosky, Stephen A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Roney, Scott L.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Ruthen, Seth R.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Sargent, Jeffrey M.	Pacific Investment Mgt Co. LLC	Mgr Fund Administration	Executive VP

Schucking, Ivor E.	Pacific Investment Mgt Co. LLC	Head-Euro Credit Research	Executive VP

Short, Jonathan D.	Pacific Investment Mgt Co. LLC	Head, Instl Business Grp	Executive VP

Tyson, Richard E.	Pacific Investment Mgt Co. LLC	Senior Operations Manager	Executive VP

van Heel, Marc	PIMCO Europe Limited	Dir Bus Dvlpmt Nlds/Belg	Executive VP

Ward, Jim	Pacific Investment Mgt Co. LLC	Head of Human Resources	Executive VP

Wilson, John F.	PIMCO Australia Pty. Ltd.		Executive VP

Wilson, Susan L.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Wood, George H.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Worah, Mihir P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Young, David	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Yu, Cheng-Yuan	Pacific Investment Mgt Co. LLC	Financial Engineer	Executive VP

Afonso, Toni	Germany Fixed Income	Head IT & Operations	Sr. Vice President

Ahto, Laura A.	PIMCO Europe Limited	Head, Operations & Admin.	Sr. Vice President

Anderson, Joshua M.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Baburek, Daniel	PIMCO Japan Limited	Portfolio Manager	Sr. Vice President

Balls, Andrew Thomas	Pacific Investment Mgt Co. LLC	Global Strategist	Sr. Vice President

Bentley, Peter I.	PIMCO Europe Limited	Portfolio Manager	Sr. Vice President

Berndt, Andreas	Germany Fixed Income	Portfolio Manager	Sr. Vice President

Blomenkamp, Felix	Germany Fixed Income	Head ABS	Sr. Vice President

Bodereau, Philippe	PIMCO Europe Limited	Credit Analyst	Sr. Vice President

Borneleit, Adam	Pacific Investment Mgt Co. LLC	Emerging Mkt Port Mgr	Sr. Vice President

Bridwell, Jennifer S	Pacific Investment Mgt Co. LLC	Mortgage Product Manager	Sr. Vice President

Broadwater, Kevin M.	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President

Brown, Erik C.	Pacific Investment Mgt Co. LLC	Tax Manager	Sr. Vice President

Bui, Giang H.	Pacific Investment Mgt Co. LLC	Structured Credit Analyst	Sr. Vice President

Burns, Michael A.	PIMCO Europe Limited	Account Manager	Sr. Vice President

Carnachan, Robert Scott	PIMCO Hong Kong	Asia Ex-Jpn Legal Counsel	Sr. Vice President

Clark, Marcia K.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Devlin, Edward	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Dorff, David J.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President

Dorrian, Peter G.	PIMCO Australia Pty. Ltd.	Head of Remarketing	Sr. Vice President

Durham, Jennifer E.	Pacific Investment Mgt Co. LLC	Chief Compliance Officer	Sr. Vice President

Fairchild, Anne Mary	PIMCO Europe Limited	Head-Marketing & Communic	Sr. Vice President

Fields, Robert A.	Pacific Investment Mgt Co. LLC	Muni Product Manager	Sr. Vice President

Fisher, Marcellus M.	Pacific Investment Mgt Co. LLC	Manager, Trade Support	Sr. Vice President

Fournier, Joseph A.	PIMCO Europe Limited	Account Manager	Sr. Vice President

Foxall, Julian	PIMCO Australia Pty. Ltd.	Portfolio Manager	Sr. Vice President

Frisch, Ursula T.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Gandolfi, Alessandro	PIMCO Europe Limited	Head Bus Dvlpmt, Italy	Sr. Vice President

Garbuzov, Yuri P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Gore, Gregory T.	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President

Grabar, Gregory S.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Gupta, Shailesh	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President

Harumi, Kazunori	PIMCO Japan Limited	Client Svcs - Pension	Sr. Vice President

Hayes, Ray C.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Heimann, Ilan	PIMCO Europe Limited	Product Manager	Sr. Vice President

Jann, Juergen	Germany Fixed Income	Head Global	Sr. Vice President

Katz, Ulrich	Germany Fixed Income	Portfolio Manager	Sr. Vice President

Keck, Andreas	Germany Fixed Income	Portfolio Manager	Sr. Vice President

King Jr., John Stephen	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President

King, Stephanie Lorraine	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Kirkbaumer, Steven P.	Pacific Investment Mgt Co. LLC	Marketing Account Mgr	Sr. Vice President

Komatsu, Mitsuaki	PIMCO Japan Limited	Head of Compliance	Sr. Vice President

Kressin, Thomas	Germany Fixed Income	Portfolio Manager	Sr. Vice President

Lackey, Warren M.	Pacific Investment Mgt Co. LLC	Director, Communications	Sr. Vice President

Larsen, Henrik P.	Pacific Investment Mgt Co. LLC	Mgr Fund Administration	Sr. Vice President

Lehavi, Yanay	Pacific Investment Mgt Co. LLC	Senior Developer	Sr. Vice President

Ludwig, Steven Charles	Pacific Investment Mgt Co. LLC	Senior Compliance Officer	Sr. Vice President

Martin, Scott W.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Meehan Jr., James P.	Pacific Investment Mgt Co. LLC	NDT Product Manager	Sr. Vice President

Miller Jr., Kendall P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Millimet, Scott A.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Milo, Davida J.	Pacific Investment Mgt Co. LLC	CRM Platform Manager	Sr. Vice President

Minaki, Haruki	PIMCO Japan Limited	Attorney, Asia Pacific	Sr. Vice President

Mitchell, Gail	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Mogelof, Eric J.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Morena, Robert	Pacific Investment Mgt Co. LLC	Head of Corporate Channel	Sr. Vice President

Mukherji, Raja	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President

Murata, Alfred T.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Nambimadom, Ramakrishnan S.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Nicholls, Steven B.	PIMCO Europe Limited	Account Manager	Sr. Vice President

Nieves, Roger O.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

O’Connell, Gillian	PIMCO Europe Limited	Manager of Operations	Sr. Vice President

Okamura, Shigeki	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Okun, Ric	Pacific Investment Mgt Co. LLC	Senior Manager	Sr. Vice President

Ong, Arthur Y.D.	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President

Osses, Guillermo Ariel	Pacific Investment Mgt Co. LLC	Emerging Market Analyst	Sr. Vice President

Parikh, Saumil H.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Perez, Keith	Pacific Investment Mgt Co. LLC	Senior Developer	Sr. Vice President

Pittman, David J.	Pacific Investment Mgt Co. LLC	Marketing Account Mgr	Sr. Vice President

Potthof, Axel	Germany Fixed Income	Portfolio Manager	Sr. Vice President

Qu, Wendong	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President

Reimer, Ronald M.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President

Reisz, Paul W.	Pacific Investment Mgt Co. LLC	ST/Stable Value Prod Mgr	Sr. Vice President

Repoulis, Yiannis	PELM	Account Manager	Sr. Vice President

Rice, Thomas Edmund	PIMCO Europe Limited	European Legal Counsel	Sr. Vice President

Rollins, Melody	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Romano, Mark A.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Schaus, Stacy Leigh	Pacific Investment Mgt Co. LLC	Def Contrib Strategist	Sr. Vice President

Schulist, Stephen O.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President

Shaler, Timothy L.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Skobtsov, Ivan	Germany Fixed Income	Portfolio Manager	Sr. Vice President

Sonner, Michael	Germany Fixed Income	Portfolio Manager	Sr. Vice President

Spalding, Scott M.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Springer, Jeffrey	PIMCO Australia Pty. Ltd.	Account Manager	Sr. Vice President

Strauch, Joel Edward	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Strelow, Peter G	Pacific Investment Mgt Co. LLC	Mgr, Mutual Funds Admin	Sr. Vice President

Theodore, Kyle J.	Pacific Investment Mgt Co. LLC	Marketing Account Manager	Sr. Vice President

Thurston, Powell C.	Pacific Investment Mgt Co. LLC	CDO Product Manager	Sr. Vice President

Toloui-Tehrani, Ramin	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Tsubota, Shiro	PIMCO Japan Limited	Client Servicing	Sr. Vice President

Vallarta-Jordal, Maria-Theresa F.	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President

Viana, David	PIMCO Europe Limited	Int’l Compliance Officer	Sr. Vice President

Wada, Hiromi	PIMCO Japan Limited	Account Manager	Sr. Vice President

Watchorn, Michael C.	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President

White, Timothy C.	Pacific Investment Mgt Co. LLC	Marketing Account Manager	Sr. Vice President

Whiting, Lori Lynn	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President

Wild, Christian	Germany Fixed Income	Credit Research Analyst	Sr. Vice President

Wilner, Mitchell W.	Pacific Investment Mgt Co. LLC	High Yield Trader	Sr. Vice President

Witt, Frank	Germany Fixed Income	Hd Bus Dv Germany/Austria	Sr. Vice President

Yamamoto, Shinichi	PIMCO Japan Limited	Acct Mgr, Clnt Svcs-Remktg	Sr. Vice President

Afrasiabi, Mark Saied	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Agredano, Carlos	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Althof, Michael	Germany Fixed Income	Portfolio Associate	Vice President

Anctil, Stacie D.	Pacific Investment Mgt Co. LLC	Pricing Manager	Vice President

Anochie, Kwame A.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Asay, Susan	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Avancini, Joerg	Germany Fixed Income	Portfolio Manager	Vice President

Bal, Gita	PIMCO Europe Limited	Credit Analyst	Vice President

Bansal, Sharad	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Barnes, Donna E.	Pacific Investment Mgt Co. LLC	NASD Principal&Compl Spec	Vice President

Benson, Sandra M.	Pacific Investment Mgt Co. LLC	Sr. Corporate Paralegal	Vice President

Ben-Zvi, Kfir Naftali	Pacific Investment Mgt Co. LLC	Portfolio Pricing Analyst	Vice President

Blair, David James	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Blute, Ryan Patrick	PIMCO Europe Limited	Product Manager	Vice President

Boehm, Timo	Germany Fixed Income	Portfolio Manager	Vice President

Boyd, C Robert	Pacific Investment Mgt Co. LLC	Senior Structure Analyst	Vice President

Bradshaw, Myles Emmerson Charles	PIMCO Europe Limited	Portfolio Manager	Vice President

Brune, Christopher P.	Pacific Investment Mgt Co. LLC	Risk Oversight Analyst	Vice President

Burns, Robert	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Byer, Jeffrey Alan	Pacific Investment Mgt Co. LLC	Fund Development	Vice President

Cavalieri, John R.	Pacific Investment Mgt Co. LLC	Product Mgr, Real Return	Vice President

Chen, Wing-Harn	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Chin, Tracy	PIMCO Australia Pty. Ltd.	Credit Analyst	Vice President

Chipp, William	Pacific Investment Mgt Co. LLC	Global Service Liaison	Vice President

Clark, Raymond Matthew	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Clarke, James Robert	Pacific Investment Mgt Co. LLC	Marketing Account Manager	Vice President

Cressy, Jonathan B.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Dahlhoff, Juergen	Germany Fixed Income	Credit Research Analyst	Vice President

Danielsen, Birgitte	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

De Bellis, Mary	Pacific Investment Mgt Co. LLC	Dom Trade Asst Supervisor	Vice President

De Lorenzo, Nicola A.	PIMCO Europe Limited	Business Mgt Associate	Vice President

Dilek, Burcin	Germany Fixed Income	Head Trade Support	Vice President

Dugan, Travis J.	Pacific Investment Mgt Co. LLC	Money Market Specialist	Vice President

Dutta, Manish	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President

Edler, Vernon	Pacific Investment Mgt Co. LLC	Marketing Account Manager	Vice President

Eedes, Linda	PIMCO Europe Limited	Account Manager	Vice President

Ellis, Edward L.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Eltz, Antoinette	PIMCO Europe Limited	Product Manager	Vice President

England, Jason S.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Estep, Bret W.	Pacific Investment Mgt Co. LLC	DC Channel, Mktg Acct Mgr	Vice President

Evans, Stefanie D.	Pacific Investment Mgt Co. LLC	Sr Mortgage Credit Analyst	Vice President

Feeny, Martin E.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Fejdasz, Melissa A.	Pacific Investment Mgt Co. LLC	Contracts Admin Manager	Vice President

Finkenzeller, Thomas	Germany Fixed Income	Portfolio Manager	Vice President

Forsyth, Andrew C.	PIMCO Canada	Head of Bus. Development	Vice President

Fowler, Ellen	Pacific Investment Mgt Co. LLC	Executive Assistant	Vice President

Furusho, Hiroaki	PIMCO Japan Limited	Account Manager	Vice President

Garden, Kaylee	PIMCO Australia Pty. Ltd.	Account Manager	Vice President

Gibson, Thomas C.	Pacific Investment Mgt Co. LLC	AIMR Compl Audit Spec	Vice President

Gingrich, Robert M	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Gould, Linda J	Pacific Investment Mgt Co. LLC	Fee Analyst	Vice President

Graves, Zoya Schoenholtz	Pacific Investment Mgt Co. LLC	Global Strategic Mktg&Ad	Vice President

Griffiths, Stuart Paul	PIMCO Europe Limited	Risk & Compliance Officer	Vice President

Gruben, Kristin Lynn	Pacific Investment Mgt Co. LLC	Compliance Officer	Vice President

Grzesik, Marco	PELM	Hd, Bus Dev France	Vice President

Gu, Haidi	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Gupta, Sachin	PIMCO Europe Limited	Portfolio Manager	Vice President

Haaf, Tim	Germany Fixed Income	Portfolio Manager	Vice President

Haeckl, Tanja	Germany Fixed Income	Head Cash Desk	Vice President

Hagmeier, William Robert	Pacific Investment Mgt Co. LLC	Marketing Account Manager	Vice President

Hastings, Arthur J.	Pacific Investment Mgt Co. LLC	Compliance Manager	Vice President

Helsing, Jeffrey	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Herlan, Hans Joerg	Germany Fixed Income	Portfolio Manager	Vice President

Hughes, Mark Alan	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Huxhorn, Michael	Germany Fixed Income	Portfolio Manager	Vice President

Ishida, Koji	PIMCO Japan Limited	Marketing Account Mgr	Vice President

Johnson, Eric D	Pacific Investment Mgt Co. LLC	Exec. Office Team	Vice President

Johnson, Kelly	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Johnson, Nicholas J	Pacific Investment Mgt Co. LLC	Commodity Analyst	Vice President

Jones, Steven L.	Pacific Investment Mgt Co. LLC	Product Manager	Vice President

Karpov, Natalie	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Kavafyan, Constance	PIMCO Europe Limited	Acct Manager	Vice President

Kelleher III, Thomas J.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Kellerhals, Philipp	Germany Fixed Income	Head Quant Strategies	Vice President

Kelly, Benjamin Marcus	PIMCO Australia Pty. Ltd.	Account Manager	Vice President

Kersman, Alec	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Kezelman, Jason M.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Kishimoto, Yayoi	PIMCO Japan Limited	Account Manager	Vice President

Korinke, Kimberley Grace	Pacific Investment Mgt Co. LLC	Marketing Account Manager	Vice President

Korinke, Ryan Patrick	Pacific Investment Mgt Co. LLC	Product Manager	Vice President

Kuhner, Kevin D.	PIMCO Europe Limited	Co Hd, Eur Re-Mktg Team	Vice President

LeBrun Jr., Richard R.	Pacific Investment Mgt Co. LLC	Attorney	Vice President

Lee, Alvin Lip Sin	PIMCO Asia Pte Ltd	Mgr, Compliance & Acctg	Vice President

Lee, Robert Ru-Bor	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President

Li, Li	PIMCO Hong Kong	Account Manager	Vice President

Lian, Chia Liang	PIMCO Asia Pte Ltd	EM Portfolio Manager	Vice President

Linder, Astrid	Germany Fixed Income	Product Manager	Vice President

Linder, Dominique	Germany Fixed Income	Portfolio Manager	Vice President

Loh, John J.	Pacific Investment Mgt Co. LLC	Mgr, Risk Operations	Vice President

Lopez, Rafael A.	PIMCO Japan Limited	Operations Manager	Vice President

Lowe, Erika Hayflick	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Mak, Richard	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Manseau, Chantal Marie-Helene	PIMCO Canada Mgmt	Marketing Account Manager	Vice President

Martel, Rene	Pacific Investment Mgt Co. LLC	Product Manager	Vice President

Martini, Nadege	Germany Fixed Income	Portfolio Manager	Vice President

Mayershofer, Veronika	Germany Fixed Income	Portfolio Associate	Vice President

McCann, Patrick Murphy	Pacific Investment Mgt Co. LLC	Global Operations	Vice President

Meggers, Julie Ann	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Merz, Frederic	Germany Fixed Income	Portfolio Manager	Vice President

Metsch, Mark E.	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Mierau, Kristion T.	Pacific Investment Mgt Co. LLC	Sr Portfolio Associate	Vice President

Molloy, Carol	PIMCO Australia Pty. Ltd.	Account Manager	Vice President

Montgomery, John C.	Pacific Investment Mgt Co. LLC	Senior Writer/Team Leader	Vice President

Muehlethaler, Jeffrey Charles	Pacific Investment Mgt Co. LLC	Marketing Account Manager	Vice President

Mulcahy, Matthew J.	PIMCO Australia Pty. Ltd.	Portfolio Manager	Vice President

Murano, Yuko	PIMCO Japan Limited	HR Manager	Vice President

Nabors, Robin	Pacific Investment Mgt Co. LLC	Sr. HR Generalist	Vice President

Nest, Matthew J.	PIMCO Hong Kong	Account Manager	Vice President

Ng, Albert K.	Pacific Investment Mgt Co. LLC	Senior Programmer	Vice President

Nguyen, Tommy D.	PIMCO Europe Limited	Account Manager	Vice President

Nojima, Sachiko	PIMCO Japan Limited	Manager, Operations	Vice President

Norris, John F.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Okuma, Sachiko	PIMCO Japan Limited	Account Manager	Vice President

Olazabal, Joshua A	Pacific Investment Mgt Co. LLC	Executive Office Team	Vice President

Osborne, Simon Timothy	Pacific Investment Mgt Co. LLC	Trade Compliance	Vice President

Pagani, Lorenzo P.	Germany Fixed Income	Portfolio Manager	Vice President

Phillipson, Daniel	Germany Fixed Income	Product Manager	Vice President

Pimentel, Rudolph	Pacific Investment Mgt Co. LLC	Product Manager	Vice President

Ratner, Joshua D.	Pacific Investment Mgt Co. LLC	Attorney	Vice President

Reimer, Danelle J.	Pacific Investment Mgt Co. LLC	Trading Floor Manager	Vice President

Richards, Suzanne	Pacific Investment Mgt Co. LLC	Supervisor, FI Support	Vice President

Rogers, William A.	PIMCO Australia Pty. Ltd.	Manager	Vice President

Rolf, Alex Aidan	Pacific Investment Mgt Co. LLC	Technical Manager	Vice President

Ronnie, Stephen	Germany Fixed Income	Portfolio Manager	Vice President

Rosen, Bret Jonathan George	Pacific Investment Mgt Co. LLC	Product Mgr, Emerging Mkt	Vice President

Rowe, Cathy T.	Pacific Investment Mgt Co. LLC	Administrative Port Mgr	Vice President

Rudolph, Lynn	Pacific Investment Mgt Co. LLC	Sr. HR Generalist	Vice President

Scherzinger, Marion	Germany Fixed Income	Credit Research Analyst	Vice President

Schnatterer, Monika	Germany Fixed Income	Portfolio Associate	Vice President

Schuetz, Patricia Ann	PIMCO Europe Limited	Account Manager	Vice President

Schultes, Adrian O.	Pacific Investment Mgt Co. LLC	Marketing Account Manager	Vice President

Schwab, Gerlinde	Germany Fixed Income	Portfolio Manager	Vice President

Schwetz, Myckola	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Scibisz, Iwona E.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Sejima, Toru	PIMCO Japan Limited	Acct Mgr, Clnt Svcs-Pens	Vice President

Seksaria, Rahul M.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Senne, Verena	PELM	L&C Officer	Vice President

Shaw, Matthew D.	Pacific Investment Mgt Co. LLC	Marketing Account Mgr	Vice President

Sheehy, Erica H.	Pacific Investment Mgt Co. LLC	Compliance	Vice President

Shepherd, Julie M.	Pacific Investment Mgt Co. LLC	Manager, AM Support	Vice President

Shiroyama, Taro	PIMCO Japan Limited	Account Manager	Vice President

Simpson, Roy	PIMCO Europe Limited	VP, Head of European Fund	Vice President

Somersan-Coqui, Aylin	PELM	Account Manager	Vice President

Soto, Alyssa Michele	Pacific Investment Mgt Co. LLC	Manager	Vice President

Spandri, Tobias	Germany Fixed Income	Head ACE Compliance	Vice President

Spicijaric, Jennifer N.	Pacific Investment Mgt Co. LLC	Cash Manager	Vice President

Staub, Christian Martin	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Stauffer, Christina	Pacific Investment Mgt Co. LLC	DC Business Manager - US	Vice President

Stravato, Richard	Pacific Investment Mgt Co. LLC	Marketing Account Manager	Vice President

Struc, Alexandru	PIMCO Europe Limited	Portfolio Manager	Vice President

Sun, Hao	PIMCO Hong Kong	Marketing Account Manager	Vice President

Suo, Yuanyuan	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Suskind, Donald W.	Pacific Investment Mgt Co. LLC	Product Manager	Vice President

Suter, Joachim	PIMCO Europe Limited	VP,Head of Inst. Bus. Dev	Vice President

Takechi, Yoichi	PIMCO Japan Limited	Account Manager, Clt Svcs	Vice President

Takeuchi, Ichiro	PIMCO Japan Limited	Account Manager	Vice President

Telish, Christine M.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Tersin, Dominique	PIMCO Europe Limited	Trade Assistant	Vice President

Thompson, Michael Frazier	PIMCO Europe Limited	Co-Hd, Eur Re-Mktg Team	Vice President

Tomlinson, Brian	Germany Fixed Income	Portfolio Manager	Vice President

Traber, Eva-Maria	Germany Fixed Income	Portfolio Associate	Vice President

Trevithick, Natalie	Pacific Investment Mgt Co. LLC	Invest Grade Corp Trader	Vice President

Trovato, Michael J.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Van De Zilver, Peter A.	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

van Zoelen, Henk Jan	PIMCO Europe Limited	Account Mgr	Vice President

Velasco, Christine Ann	Pacific Investment Mgt Co. LLC	Manager	Vice President

Velicer, Erik A.	PIMCO Europe Limited	Manager	Vice President

von der Linden, Greg	Pacific Investment Mgt Co. LLC	VP Staffing	Vice President

Walenbergh, Mark	PIMCO Europe Limited	Account Manager	Vice President

Walker, Trent W.	Pacific Investment Mgt Co. LLC	Financial Reporting Mgr	Vice President

Walther, Kasten	Germany Fixed Income	Portfolio Manager	Vice President

Weinberger, Michele Deborah	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Whitton, Bransby M.	PIMCO Asia Pte Ltd	Account Manager	Vice President

Wildforster, Kai	Germany Fixed Income	Portfolio Manager	Vice President

Willemsen, Michael J.	Pacific Investment Mgt Co. LLC	Mgr, Shareholder Support	Vice President

Williams III, Charles A	Pacific Investment Mgt Co. LLC	Office Services & Support	Vice President

Williams, Jason A.	Pacific Investment Mgt Co. LLC	Trader	Vice President

Winters, Kevin Michael	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Wittkop, Andrew T.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Wolf, Greggory S.	Pacific Investment Mgt Co. LLC	Shareholder Svcs Manager	Vice President

Wong, Tammy Nguyen	Pacific Investment Mgt Co. LLC	CRM Functional Lead	Vice President

Xu, Jianghua	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President

Yang, Jing	Pacific Investment Mgt Co. LLC	Structured Credit Assoc	Vice President

Yasnov, Vadim Igorevich	Pacific Investment Mgt Co. LLC	Financial Engr/Developer	Vice President

Yu, Anna W.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Yu, Walter	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President

Zhang, Ji Sheng	Germany Fixed Income	Portfolio Manager	Vice President

Zheng, Yingying	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

*        *        *

Schroder Investment Management North America Inc. (“Schroders”), 875 Third Avenue, 22nd Floor, New York, NY 10022- 6225, serves as sub-adviser to Transamerica Schroders International Small Cap. Its officers and directors are: Roger D. Goodchild, Director and Chief Financial Officer; Mark A. Hemenetz, Director and Chief Operating Officer; Carin F. Muhlbaum, General Counsel and Chief Administrative Officer; Virginie Maisonneuve, Director and Head of EAFE; Stephen M. Detore, Director and Chief Compliance Officer; Jamie Dorrien-Smith, Director and Chief Executive Officer; Alan Brown, Director and Head of Investment.

*        *        *

Templeton Investment Counsel, LLC (“Templeton”), 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394, serves as co-sub-adviser to TA IDEX Templeton Transamerica Global. The executive officers of Templeton are as follows: Donald F. Reed, Chairman & CEO; Gary P. Motyl, President; Madison S. Gulley, Executive Vice President; Gregory E. McGowan, Executive Vice President; Tracy A. Harrington, Sr. Vice President – Institutional Marketing Support; Charles R. Hutchens, Sr. Vice President & Director Client Services; Peter A. Nori, Executive Vice President & Portfolio Manager - Research Analyst; Cindy L. Sweeting, Executive Vice President & Director of Research; Edgerton T. Scott, Sr. Vice President; Antonio Docal, Sr. Vice President; Michael J. Corcoran, Vice President & Controller; Timothy S. Stearns, Chief Compliance Officer; Guang Yang, Sr. Vice President; Craig S. Tyle, Chief Legal Officer; Mark L. Constant, Treasurer; Robert C. Rosselot, Vice President and Secretary.

*        *        *

Third Avenue Management LLC (“Third Avenue”), a Delaware Limited Liability Company located at 622 Third Avenue, New York, New York, 10017, serves as sub-adviser to TA IDEX Third Avenue Value. The parent company of Third Avenue is Third Avenue Holdings Delaware LLC, 60% of the interests of which is indirectly owned by Affiliated Managers Group, Inc. and the remaining 40% of which is owned by the senior management of Third Avenue, certain key employees of the sub-adviser and the children of Martin J. Whitman. The officers of Third Avenue are Martin J. Whitman, Co-Chief Investment Officer of Third Avenue; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust; Member of the Board of Directors of Danielson Holding Corporation, and Nabors Industries, Inc.; David M. Barse, President and CEO of Third Avenue; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC, and Director of Covanta Corporation and American Capital Access Holdings, Inc.; Vincent J. Dugan, Chief Financial Officer of Third Avenue, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust. Willard J. Hall, General Counsel and Secretary of Third Avenue, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC.

*        *        *

Transamerica Investment Management, LLC, (“TIM”) 11111 Santa Monica Blvd., Suite 820, Los Angeles, California, 90025, serves as sub-adviser to TA IDEX Transamerica Growth Opportunities, TA IDEX Transamerica Small/Mid Cap Value, TA IDEX Transamerica Flexible Income, TA IDEX Transamerica Balanced, TA IDEX Transamerica Equity, TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Value Balanced, TA IDEX Transamerica Short-Term Bond, TA IDEX Transamerica Money Market, TA IDEX Templeton Transamerica

Global and TA IDEX Transamerica Science and Technology. The officers are Gary U. Rollé, Principal, Managing Director, Chief Investment Officer, Chief Executive Officer, Board Member; Michelle E. Stevens, Principal, Managing Director, Value Equity Chief Investment Officer, Board Member; Heidi Y. Hu, Principal, Managing Director; David W. Lubchenco, Principal, Managing Director; Bradley G. Slocum, Principal, Managing Director; Larry N. Norman, Board Member; Mark W. Mullin, Board Member; Geoffrey I. Edelstein, Principal, Managing Director, Board Member; Gregory S. Weirick, Principal, Managing Director; Emme Devonish, Vice President, Chief Compliance Officer; Steve Rack, Vice President – Technology; and Travis S. Weimer, Controller.

*        *        *

UBS Global Asset Management (Americas) Inc. (“UBS”), One North Wacker Drive, Chicago, IL 60606, a Delaware corporation, serves as sub-adviser to TA IDEX UBS Large Cap Value and TA IDEX UBS Dynamic Alpha. UBS is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS is primarily engaged in the investment advisory and financial services business. Set forth below in alphabetical order is a list of each executive officer and board director of UBS indicating position(s) held with UBS and other business, profession, vocation or employment of a substantial nature. Additionally, each UBS officer and director holds certain positions within the Americas region of UBS Global Asset Management business group of UBS AG (“UBS Global AM”).

Name	Position(s) Held with UBS	Other Substantial Business, Profession, Vocation or Employment
Joseph Allessie	Assistant Secretary	Deputy General Counsel and Executive Director – UBS Global AM

Michael J. Calhoun	Assistant Secretary	Associate General Counsel and Director – UBS Global AM

Mary T. Capasso	Assistant Secretary	Associate General Counsel and Executive Director – UBS Global AM

Trevor Chambers	Assistant Treasurer	Controller and Director – UBS Global AM

Stephen Fleisher	Assistant Secretary	Associate General Counsel and Director – UBS Global AM

Kimberly Guerin	Assistant Treasurer	Financial Control Senior Manager and Director – UBS Global AM

Mark F. Kemper	Secretary and Chief Legal Officer	General Counsel – UBS Global AM

Tammie Lee	Assistant Secretary	Associate General Counsel – UBS Global AM

Barry M. Mandinach	Board Director and Vice President	Chief Marketing Officer and Managing Director – UBS Global AM

Joseph McGill	Chief Compliance Officer	Chief Compliance Officer and Managing Director – UBS Global AM

John Moore	Board Director, Treasurer and Chief Financial Officer	Head of Financial Control and Managing Director – UBS Global AM

Eric Sanders	Assistant Secretary	Associate General Counsel – UBS Global AM

Brian D. Singer	Board Director	Chief Investment Officer – Americas and Group Management Board Member – UBS Global AM

Kai R. Sotorp	Board Director, President and Chief Executive Officer	Head of Americas and Group Management Board Member – UBS Global AM

Keith Weller	Assistant Secretary	Associate General Counsel and Executive Director – UBS Global AM

*        *        *

Item 27	Principal Underwriter

(a) The Registrant has entered into an Underwriting Agreement with Transamerica Capital, Inc. (“TCI”), whose address is 4600 South Syracuse Street, Suite 1100, Denver, Colorado, 80287 to act as the principal underwriter of Fund shares.

(b)	Directors and Officers of TCI:

Name	Positions and Offices with Underwriter		Positions and Offices with Registrant
Paula G. Nelson	(5)	Director and President Chief Executive Officer	N/A

Phillip S. Eckman	(3)	Director	N/A

John Mallett	(1)	Director	N/A

Larry N. Norman	(1)	Director	N/A

Michael Brandsma	(6)	Executive Vice President Chief Financial Officer	N/A

Frank A. Camp	(1)	Corporate Secretary	N/A

Courtney John	(6)	Chief Compliance Officer and Vice President	N/A

Amy J. Boyle	(2)	Assistant Vice President	N/A

John Fischer	(2)	Assistant Vice President	N/A

Clifton W. Flenniken, III	(4)	Assistant Vice President	N/A

Dennis P. Gallagher	(2)	Assistant Vice President	Senior Vice President, General Counsel and Secretary

Linda Gilmer	(1)	Vice President	N/A

Karen D. Heburn	(2)	Vice President	N/A

Priscilla I. Hechler	(2)	Assistant Vice President and Assistant Secretary	N/A

Kyle A. Keelan	(2)	Assistant Vice President	N/A

Christy Post-Rissin	(2)	Assistant Vice President	N/A

Brenda L. Smith	(2)	Assistant Vice President	N/A

Darin D. Smith	(1)	Assistant Vice President	N/A

Arthur D. Woods	(2)	Assistant Vice President	N/A

Tamara D. Barkdoll	(6)	Assistant Secretary	N/A

Erin K. Burke	(1)	Assistant Secretary	N/A

Jeffrey Eng	(3)	Assistant Secretary	N/A

Robert Frederick	(1)	Managing Director and Executive Vice President	N/A

Jay Hewitt	(3)	Managing Director and Executive Vice President	N/A

Lon Olejinczak	(1)	Managing Director and Executive Vice President	N/A

(1)	4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	408 St. Peter Street, Suite 230, St. Paul, MN 55102
(4)	1111 North Charles Street, Baltimore, MD 21201
(5)	600 South Highway 169, Suite 1800, Minneapolis, MN 55426
(6)	4600 South Syracuse Street, Suite 1100, Denver, CO 80237

Item 28	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

(a)	Shareholder records are maintained by the Registrant’s transfer agent, Transamerica Fund Services, Inc., 570 Carillon Parkway, St. Petersburg, FL 33716.

(b)	All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116.

Item 29	Management Services

The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled “Investment Advisory and Other Services” for a discussion of the management and advisory services furnished by TAM, Jennison, ClearBridge, TIM, AUIM, Federated, American Century, Clarion, CMA, Templeton, PIMCO, Evergreen, J.P. Morgan, MFS, UBS, Alliance, Neuberger, Oppenheimer, Bjurman, Barry, Morgan Stanley, Loomis, BlackRock, Franklin Associates, Third Avenue and Schroders, pursuant to the Investment Advisory Agreements, the Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.

Item 30	Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 88 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 11th day of December 2007.

TRANSAMERICA IDEX MUTUAL FUNDS

By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 88 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter	Chairperson, Trustee, President and	December 11, 2007
John K. Carter	Chief Executive Officer

/s/ Leo J. Hill	Trustee	December 11, 2007
Leo J. Hill*

/s/ Neal M. Jewell	Trustee	December 11, 2007
Neal M. Jewell *

/s/ Russell A. Kimball, Jr.	Trustee	December 11, 2007
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	December 11, 2007
Eugene M. Mannella *

/s/ Norm R. Nielsen	Trustee	December 11, 2007
Norm R. Nielsen*

/s/Joyce Galpern Norden	Trustee	December 11, 2007
Joyce Galpern Norden*

/s/ Patricia L. Sawyer	Trustee	December 11, 2007
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	December 11, 2007
John W. Waechter*

/s/ Joseph Carusone	Vice President, Treasurer and	December 11, 2007
Joseph Carusone	Principal Financial Officer

/s/ Dennis P. Gallagher		December 11, 2007
*Signed by Dennis P. Gallagher
Attorney in Fact

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 88 to

Registration Statement on

Form N-1A

Transamerica IDEX Mutual Funds

Registration No. 033-02659

EXHIBIT INDEX

Exhibit Number	Description of Exhibit
23(q)	Power of Attorney dated November 7, 2007